    As filed with the Securities and Exchange Commission on November 2, 2001

                                            1933 Act Registration No.  333-94065
                                            1940 Act Registration No.  811-09745

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ X ]
                                                                      ---


            Pre-Effective Amendment No.           [   ]
                                        ---        ---
           Post-Effective Amendment No.  2        [ X ]
                                        ---        ---

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]
                                                                      ---

                          Amendment No.  5        [ X ]
                                        ---        ---

                            BRINSON SECURITIES TRUST
               (Exact name of registrant as specified in charter)
                              51 West 52nd Street
                         New York, New York  10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000


                             AMY R. DOBERMAN, ESQ.
                             Brinson Advisors, Inc.
                          1285 Avenue of the Americas
                         New York, New York  10019-6028
                    (Name and address of agent for service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                    Dechert
                             1775 Eye Street, N.W.
                            Washington, D.C.  20006


Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.


It is proposed that this filing will become effective:
[   ]     Immediately upon filing pursuant to Rule 485(b)
 ---
[ X ]     On November 5, 2001 pursuant to Rule 485(b)
 ---
[   ]     60 days after filing pursuant to Rule 485(a)(1)
 ---
[   ]     On                   pursuant to Rule 485(a)(1)
 ---        -------------------
[   ]     75 days after filing pursuant to Rule 485(a)(2)
 ---
[   ]     On                   pursuant to Rule 485(a)(2)
 ---        -------------------


Title of Securities Being Registered:  Shares of Beneficial Interest.

Brinson

Enhanced S&P 500 Fund

Brinson

Enhanced Nasdaq-100 Fund


                          ---------------------------

                                   PROSPECTUS

                             NOVEMBER 5, 2001


                          ---------------------------

This prospectus offers Class A, Class B, Class C and Class Y shares in Brinson Enhanced S&P 500 Fund and Brinson Enhanced Nasdaq-100 Fund. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved either fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

           NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

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                              -------------------

Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund



                                   Contents

                                   The Funds

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                              Brinson Enhanced S&P 500 Fund


What every investor should know about the funds

                 3   Investment Objective, Strategies and Risks
                 5   Expenses and Fee Tables

                              Brinson Enhanced Nasdaq-100 Fund

                 6   Investment Objective, Strategies and Risks
                 8   Expenses and Fee Tables
                 9   More About Risks and Investment Strategies

                                Your Investment

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Information for managing your fund account

                 11   Managing Your Fund Account
                 11   --Flexible Pricing
                 15   --Buying Shares
                 15   --Selling Shares
                 16   --Exchanging Shares
                 16   --Transfer Agent
                 17   --Pricing and Valuation


                            Additional Information

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Additional important information about the funds

                18    Management
                20    Dividends and Taxes
                22    Financial Highlights
                26    Appendix


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Where to learn more about Brinson mutual funds

                Back
                Cover

                         The funds are not complete or
                         balanced investment programs.


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                               Prospectus Page 2

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                              -------------------

                       Brinson Enhanced S&P 500 Fund


                       Brinson Enhanced S&P 500 Fund


                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

FUND OBJECTIVE

To seek higher total return over the long term than the S&P 500 Index.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its investment objective by using its sub-advisor's proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The fund normally invests in approximately 250 to 500 stocks and weights its holdings of individual stocks based on its sub-advisor's proprietary enhanced S&P 500 strategy. Compared to the stock weightings in the S&P 500 Index, the fund overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the S&P 500 Index.


The fund seeks to control the risk of its portfolio by maintaining an overall close correlation between its performance and the performance of the S&P 500 Index over time, with a relatively low tracking error. To maintain this correlation, the fund gives each stock in its portfolio a weighting that is close to its S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry and sector weightings and market capitalization. The fund generally expects to rebalance its portfolio monthly but may do so more often if its sub-adviser considers it appropriate to do so.


The fund may invest in U.S. dollar denominated foreign securities that are included in S&P 500 Index. The fund may (but is not required to) use options, futures contracts and other derivatives. The fund may use these instruments in strategies intended to simulate investment in the S&P 500 Index stocks while retaining a cash balance for fund management purposes. The fund also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

Brinson Advisors, Inc., the fund's investment advisor, has selected DSI International Management, Inc. ("DSI") to serve as the fund's sub-advisor. In selecting securities for the fund, DSI seeks to add value to the fund's portfolio through stock selection while managing the fund's risk profile. DSI believes that


 . undervalued securities with improving fundamentals should outperform a given benchmark;

 . during different market environments, different factors can become more or less significant; and


 . unintended deviations from the benchmark should be minimized.

In deciding which stocks to buy and sell for the fund, DSI uses its proprietary enhanced S&P 500 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the S&P 500 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, yield, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the S&P 500 Index, so that the relative rankings of these stocks may change from month to month.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:


 . Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 . DSI Proprietary Strategy Risk -- DSI's proprietary strategy may not result in outperformance of the S&P 500 Index and may even result in underperformance.


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                               Prospectus Page 3

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                       Brinson Enhanced S&P 500 Fund



 . Derivatives Risk -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

 . Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Also, the fund is subject to the risk of changes in currency valuations.


More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

REPLACEMENT OF SUB-ADVISORS


The fund has received an exemptive order from the SEC that permits the board to replace a sub-advisor by appointing an unaffiliated sub-advisor and to amend sub-advisory contracts with unaffiliated sub-advisors without obtaining shareholder approval.


PERFORMANCE INFORMATION

The fund commenced operations on April 26, 2000. As a result, it does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.

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                               Prospectus Page 4

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                       Brinson Enhanced S&P 500 Fund




                            Expenses and Fee Tables

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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)



                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) (as a % of offering
 price)                                              3%     3%    1.65%   None
Maximum Front-End Sales Charge (Load) Imposed
 on Purchases
 (as a % of offering price)....................      3%   None       1%   None
Maximum Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................   None       3%   0.65%   None
Exchange Fee...................................   None    None    None    None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                CLASS A CLASS B CLASS C CLASS Y
                                                ------- ------- ------- -------
Management Fees................................  0.40%   0.40%   0.40%   0.40%
Distribution and/or Service (12b-1) Fees.......  0.25    0.65    0.65    None
Other Expenses.................................  0.66    0.75    0.70    0.36
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........  1.31%   1.80%   1.75%   0.76%
                                                 ====    ====    ====    ====
Expense Reimbursements*........................  0.33    0.42    0.37    0.03
                                                 ----    ----    ----    ----
Net Expenses*..................................  0.98%   1.38%   1.38%   0.73%
                                                 ====    ====    ====    ====

-------



* The fund and Brinson Advisors have entered into a written expense reimbursement agreement. Brinson Advisors is contractually obligated to reimburse the fund to the extent that the fund's expenses through January 31, 2002 otherwise would exceed the "Net Expenses" rate for each class shown above. The fund has agreed to repay Brinson Advisors for those reimbursed expenses to the extent that it can do so over the following three years without causing the fund's expenses in any of those three years to exceed those "Net Expenses" rates.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one-year period when the fund's expenses are lower due to its agreement with Brinson Advisors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Class A..........................................................  $397   $671
Class B (assuming sale of all shares at end of period)...........   441    726
Class B (assuming no sale of shares).............................   141    526
Class C (assuming sale of all shares at end of period)...........   304    610
Class C (assuming no sale of shares).............................   239    610
Class Y..........................................................    75    240


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                               Prospectus Page 5

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                              -------------------

                     Brinson Enhanced Nasdaq-100 Fund


                     Brinson Enhanced Nasdaq-100 Fund


                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

FUND OBJECTIVE

To seek higher total return over the long term than the Nasdaq-100 Index.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its investment objective by following its sub-advisor's proprietary enhanced Nasdaq-100 strategy to invest primarily in a selection of common stocks that are included in the Nasdaq-100 Index(R) ("Nasdaq-100 Index"). The fund normally invests in a majority of the stocks in the Nasdaq-100 Index and weights its holdings of individual stocks based on its sub-advisor's proprietary enhanced Nasdaq-100 strategy. Compared to the stock weightings in the Nasdaq-100 Index, the fund overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the Nasdaq-100 Index.


The fund seeks to control the risk of its portfolio by maintaining a general correlation between its performance and the performance of the Nasdaq-100 Index over time, but does not expect to maintain as close a correlation as Enhanced S&P 500 Fund does to its benchmark index. To maintain this general correlation, the fund gives each stock in its portfolio a weighting that is close to the Nasdaq-100 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry and sector weightings and market capitalization. The fund generally expects to rebalance its portfolio monthly but may do so more often if its sub-adviser considers it appropriate to do so. As of September 30, 2001, approximately 69% of the value of the stocks currently in the Nasdaq-100 Index were in the technology sector, and the fund expects that its investments will reflect a similar concentration in the technology sector.


The fund may invest in U.S. dollar denominated foreign securities that are included in the Nasdaq-100 Index. The fund may (but is not required to) use options, futures contracts and other derivatives. The fund may use these instruments in strategies intended to simulate investment in the Nasdaq-100 Index stocks while retaining a cash balance for fund management purposes. The fund also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

Brinson Advisors, Inc., the fund's investment advisor, has selected DSI International Management, Inc. ("DSI") to serve as the fund's sub-advisor. In selecting securities for the fund, DSI seeks to add value to the fund's portfolio through stock selection while managing the fund's risk profile. DSI believes that


 . undervalued securities with improving fundamentals should outperform a given benchmark;

 . during different market environments different factors can become more or less significant; and

 . unintended deviations from the benchmark should be minimized.

In deciding which stocks to buy and sell for the fund, DSI uses its proprietary enhanced Nasdaq-100 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the Nasdaq-100 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the Nasdaq-100 Index, so that the relative rankings of these stocks may change from month to month.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by the fund are:


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                               Prospectus Page 6

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                              -------------------

                     Brinson Enhanced Nasdaq-100 Fund



 . Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 . DSI Proprietary Strategy Risk -- DSI's proprietary strategy may not result in outperformance of the Nasdaq-100 Index and may even result in underperformance.


 . Technology Sector Risk -- The price performance of the Nasdaq-100 Index and the price of the fund's shares may be more volatile when compared to other broad-based stock indices because of their concentration in the technology sector. In addition, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments, and the fund's performance will be adversely affected by unfavorable developments in the technology sector.

 . Single Issuer Concentration Risk -- Because the fund is non-diversified, it can invest more of its assets in a single isssuer than a diversified fund can and expects to do so as needed generally to follow the Nasdaq-100 Index. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

 . Derivatives Risk -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

 . Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Also, the fund is subject to the risk of changes in currency valuations.


More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

REPLACEMENT OF SUB-ADVISORS


The fund has received an exemptive order from the SEC that permits the board to replace a sub-advisor by appointing an unaffiliated sub-advisor and to amend sub-advisory contracts with unaffiliated sub-advisors without obtaining shareholder approval.


PERFORMANCE INFORMATION

The fund commenced operations on April 26, 2000. As a result, it does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.

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                               Prospectus Page 7

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                     Brinson Enhanced Nasdaq-100 Fund




                            Expenses And Fee Tables

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment at the time of a purchase or sale when you buy or sell fund shares)



                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) (as a % of offering
 price)........................................    5.5%     5%       2%   None
Maximum Front-End Sales Charge (Load) Imposed
 on Purchases
 (as a % of offering price)....................    5.5%   None       1%   None
Maximum Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................   None       5%      1%   None
Exchange Fee...................................   None    None    None    None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                CLASS A CLASS B CLASS C CLASS Y
                                                ------- ------- ------- -------
Management Fees................................  0.75%   0.75%   0.75%   0.75%
Distribution and/or Service (12b-1) Fees.......  0.25    1.00    1.00    None
Other Expenses.................................  0.62    0.67    0.61    0.65
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........  1.62%   2.42%   2.36%   1.40%
                                                 ====    ====    ====    ====
Expense Reimbursements*........................  0.34    0.39    0.33    0.37
                                                 ----    ----    ----    ----
Net Expenses*..................................  1.28%   2.03%   2.03%   1.03%
                                                 ====    ====    ====    ====

-------



* The fund and Brinson Advisors have entered into a written expense reimbursement agreement. Brinson Advisors is contractually obligated to reimburse the fund to the extent that the fund's expenses through January 31, 2002 otherwise would exceed the "Net Expenses" rate for each class shown above. The fund has agreed to repay Brinson Advisors for those reimbursed expenses to the extent that it can do so over the following three years without causing the fund's expenses in any of those three years to exceed those "Net Expenses" rates.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one-year period when the fund's expenses are lower due to its agreement with Brinson Advisors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Class A..........................................................  $673  $1,002
Class B (assuming sale of all shares at end of period)...........   706   1,017
Class B (assuming no sale of shares).............................   206     717
Class C (assuming sale of all shares at end of period)...........   404     798
Class C (assuming no sale of shares).............................   304     798
Class Y..........................................................   105     407


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                               Prospectus Page 8

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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund




                  More About Risks And Investment Strategies

-------------------------------------------------------------------------------


PRINCIPAL RISKS

The main risks of investing in one or both of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A fund may lose a substantial part, or even all, of its investment in a company's stock.

DSI Proprietary Strategy Risk. By using DSI's proprietary strategies, each fund seeks to outperform the total return of its benchmark index and to maintain a correlation between the fund's performance and that of the benchmark index in both rising and falling markets. The DSI proprietary strategies, however, may not be successful in selecting a portfolio for a fund that outperforms the total return of its benchmark index. As a result, a fund may not achieve its investment objective and may even underperform relative to its benchmark index. A fund's performance also may deviate from that of its benchmark index due to the daily cash flows to which each fund is subject and which will result in the ongoing purchases and sales of stocks and transactional expenses, including brokerage fees. In addition, each fund must pay fees and expenses that are not borne by an index.

Technology Sector Risk. Enhanced Nasdaq-100 Fund expects to invest in the stocks of companies in the technology sector as necessary generally to reflect the Nasdaq-100 Index's concentration in this sector. As a result, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments. As of September 30, 2001, approximately 69% of the value of the stocks underlying the Nasdaq-100 Index was represented by companies in the technology sector, which has shown relatively high volatility in price performance. As a result, both the price performance of the Nasdaq-100 Index and the price of the fund's shares may be more volatile when compared to other broad-based stock indices. In addition, the fund's performance will be more adversely affected by unfavorable developments in the technology industry than if it had a broader range of investments. Individual issuers within the technology sector, as well as the technology sector as a whole, can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.


Single Issuer Concentration Risk. Enhanced Nasdaq-100 Fund is non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. The fund expects to invest more than 5% of its total assets in the securities of specific companies as needed generally to follow the Nasdaq-100 Index. The identity and capitalization weightings of the companies which represented 5% or more of the Nasdaq-100 Index as of September 30, 2001 were as follows:
Microsoft Corporation (12.15%), Intel Corporation (6.13%) and Qualcom (5.47%). When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than it would for a more diversified fund.


Derivatives Risk. The value of "derivatives"--so called because their value "derives" from the value of an underlying asset, reference rate or index--may rise or fall more rapidly than the value of other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the


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                               Prospectus Page 9

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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund


derivative. Options and futures contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also if a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the value of the derivatives are not matched by opposite changes in the value of the assets being hedged.

Foreign Investing Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INVESTMENT STRATEGIES

Portfolio Turnover. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term gains than they would pay on distributions that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's distributions may have on shareholders.

MORE INFORMATION ABOUT THE BENCHMARK INDICES

The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). Most of these 500 stocks trade on the New York Stock Exchange. These stocks represent approximately 75% of the market value of all U.S. common stocks but do not necessarily represent the largest companies. S&P selects the component stocks included in the S&P 500 Index with the aim of achieving a distribution that is representative of the various industry components of the U.S. market for common stocks. S&P also considers aggregate market value and trading activity in the selection process. Enhanced S&P 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the fund. S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Brinson Advisors.


The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial domestic or international companies listed on the National Market tier of The Nasdaq Stock Market, Inc. ("Nasdaq"). Listing criteria for companies listed on the Nasdaq-100 Index include an average daily trading volume of at least 100,000 shares and a "seasoning" requirement (generally, having been listed on a market for at least two years). The Nasdaq-100 Index was created in 1985. Enhanced Nasdaq-100 Fund is not sponsored, endorsed, sold or promoted by Nasdaq, and Nasdaq makes no representation regarding the advisability of investing in the fund. Nasdaq-100(R) and Nasdaq-100 Index(R) and Nasdaq(R) are trade or service marks of Nasdaq and have been licensed for use by Brinson Advisors.


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                              Prospectus Page 10

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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund




                          Managing Your Fund Account

-------------------------------------------------------------------------------


FLEXIBLE PRICING

The funds offer four classes of shares--Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are only available to certain types of investors.

Each fund has adopted a rule 12b-1 plan for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares.


You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See "Sales




Charge Waivers for Class A, Class B and Class C Shares" below. You may also qualify for a reduced sales charge on Class A shares. See "Sales Charge Reductions for Class A Shares" below.


CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of the purchase and is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.


The Class A sales charges for each fund are described in the following tables. ENHANCED S&P 500 FUND--CLASS A SALES CHARGES

                          SALES CHARGE AS A PERCENTAGE OF:  REALLOWANCE TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT     OFFERING PRICE NET AMOUNT INVESTED    PERCENTAGE OF OFFERING PRICE
--------------------     -------------- ------------------- ----------------------------------
Less than $50,000.......      3.00%            3.09%                          2.75%
$50,000 to $99,999......      2.50             2.56                           2.25
$100,000 to $249,999....      2.00             2.04                           1.75
$250,000 to $499,999....      1.50             1.52                           1.25
$500,000 to $999,999....      1.25             1.27                           1.00
$1,000,000 and over
 (1)....................      None             None                     Up to 0.50(2)


ENHANCED NASDAQ-100 FUND--CLASS A SALES CHARGES


                          SALES CHARGE AS A PERCENTAGE OF:  REALLOWANCE TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT     OFFERING PRICE NET AMOUNT INVESTED    PERCENTAGE OF OFFERING PRICE
--------------------     -------------- ------------------- ----------------------------------
Less than $50,000.......      5.50%            5.82%                          5.00%
$50,000 to $99,999......      4.50             4.71                           4.00
$100,000 to $249,999....      3.50             3.63                           3.00
$250,000 to $499,999....      2.50             2.56                           2.00
$500,000 to $999,999....      2.00             2.04                           1.75
$1,000,000 and over
 (1)....................      None             None                     Up to 1.00(2)

-------

(1) A deferred sales charge of 1% (0.50% for Enhanced S&P 500 Fund) of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under a fund's Automatic Cash Withdrawal Plan are not subject to this charge.


(2) Brinson Advisors pays 1% (0.50% for Enhanced S&P 500 Fund) to the dealer for sales of greater than $1 million but less than $3 million, 0.75% for sales of at least $3 million but less than $5 million, 0.50% for sales of at least $5 million but less than $50 million and 0.25% for sales of $50 million or more.


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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund





CLASS B SHARES

Class B shares have a deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.


Class B shares pay an annual 12b-1 distribution fee (0.40% of average net assets for Enhanced S&P 500 Fund and 0.75% of average net assets for Enhanced Nasdaq-100 Fund), as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the specified period, they will automatically convert to Class A shares, which have lower ongoing expenses.


If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:


ENHANCED S&P 500 FUND


                             PERCENTAGE (BASED ON AMOUNT OF
                                INVESTMENT) BY WHICH THE
                         SHARES' NET ASSET VALUE IS MULTIPLIED:
                         ---------------------------------------------
                                     $100,000    $250,000    $500,000
      IF YOU SELL        LESS THAN      TO          TO          TO
     SHARES WITHIN:      $100,000    $249,999    $499,999    $999,999
     --------------      ---------   ---------   ---------   ---------
1st year since
 purchase...............          3%          2%          2%          1%
2nd year since
 purchase...............          3%          2%          1%          1%
3rd year since
 purchase...............          2%          1%          1%        None
4th year since
 purchase...............          2%          1%        None        None
5th year since
 purchase...............          1%        None        None        None
6th year since
 purchase...............          1%        None        None        None
7th year since
 purchase...............        None        None        None        None


If you are eligible for a complete waiver of the sales charge on Class A shares because you are investing $1 million or more, you should purchase Class A shares, which have lower ongoing expenses.


Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000 and after the end of the second year if you purchase $500,000 or more but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.


ENHANCED NASDAQ-100 FUND


                                               PERCENTAGE (BASED ON AMOUNT OF
                                                  INVESTMENT) BY WHICH THE
                                                     SHARES'  NET ASSET
                                                    VALUE IS MULTIPLIED:
                                             -----------------------------------
                                               LESS   $100,000 $250,000 $500,000
                IF YOU SELL                    THAN      TO       TO       TO
               SHARES WITHIN:                $100,000 $249,999 $499,999 $999,999
               --------------                -------- -------- -------- --------
1st year since purchase.....................     5%       3%       3%       2%
2nd year since purchase.....................     4%       2%       2%       1%
3rd year since purchase.....................     3%       2%       1%     None
4th year since purchase.....................     2%       1%     None     None
5th year since purchase.....................     2%     None     None     None
6th year since purchase.....................     1%     None     None     None
7th year since purchase.....................   None     None     None     None


If you are eligible for a complete waiver of the sales charge on Class A shares because you are investing $1 million or more, you should purchase Class A shares, which have lower ongoing expenses.


Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000 and after the end of the second year if you purchase at least $500,000 or more but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.


We will not impose the deferred sales charge on Class B shares purchased by reinvesting of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.


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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund



To minimize your deferred sales charge, we will assume that you are selling:

 . First, Class B shares representing reinvested dividends, and

 . Second, Class B shares that you have owned the longest.

CLASS C SHARES

Class C shares have a front-end sales charge that is included in the offering price of the Class C shares, as described in the following table. This sales charge is paid at the time of the purchase and is not invested in the fund.


                             REALLOWANCE
     SALES CHARGE AS A       TO SELECTED
       PERCENTAGE OF         DEALERS AS
     -----------------      PERCENTAGE OF
  OFFERING     NET AMOUNT     OFFERING
    PRICE       INVESTED        PRICE
  --------    ------------- -------------
    1.00%         1.01%         1.00%


Class C shares pay an annual 12b-1 distribution fee (0.40% of average net assets for Enhanced S&P 500 Fund and 0.75% of average net assets for Enhanced Nasdaq-100 Fund), as well as an annual 12b-1 service fee of 0.25% of average net assets. Over time these fees will increase the cost of your investment and may cost you more than if you paid a front-end sales charge. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.


Class C shares also have a deferred sales charge applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying the applicable percentage by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.


SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES


Class A Front-end Sales Charge Waivers. Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:


1. Redemptions from any Family Funds ("Family Funds" include other Brinson Funds, PACESM Select funds and other funds for which Brinson Advisors or any of its affiliates serve as principal underwriter) if you:




 . Originally paid a front-end sales charge on the shares; and


 . Reinvest the money within 60 days of the redemption date.


The funds' front-end sales charges will also not apply to Class A purchases by or through:


2. Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees of any investment company for which Brinson Advisors or any of its affiliates serve as principal underwriter.


3. Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.


4. Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.


5. Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with Brinson Advisors (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in the fund's shares, or for otherwise participating in the program.


6. Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with Brinson Advisors (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.


7. Insurance company separate accounts.


8. Shareholders of the Class N shares of any Brinson Fund who held such shares at the time they were redesignated as Class A shares.


9. Reinvestment of capital gains distributions and dividends.


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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund


10. College savings plans qualified under Section 529 of the Internal Revenue Code whose sponsors or administrators have entered into an agreement with Brinson Advisors or any of its affiliates to perform advisory or administrative services.


11. A UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and


 . you were the Financial Advisor's client at the competing brokerage firm;


 . within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and


 . you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.


Class C Front-end Sales Charge Waivers. Front-end sales charges will be waived if you buy Class C shares through a UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and


 . you were the Financial Advisor's client at the competing brokerage firm;


 . within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and


 . you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.


Class A, Class B and Class C Shares Deferred Sales Charge Waivers. The deferred sales charge will be waived for:


 . Redemptions of Class A shares by former holders of Class N shares;


 . Exchanges between Family Funds, if purchasing the same class of shares;


 . Redemptions following the death or disability of the shareholder or beneficial owner;


 . Tax-free returns of excess contributions from employee benefit plans;


 . Distributions from employee benefit plans, including those due to plan termination or plan transfer;


 . Redemptions made in connection with the Automatic Cash Withdrawal Plan (see
  Shareholder Services and Other Features), provided that such redemptions;


 . are limited annually to no more than 12% of the original account value;


 . are made in equal monthly amounts, not to exceed 1% per month;


 . the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and


 . Redemptions of shares purchased through retirement plans.


SALES CHARGE REDUCTIONS FOR CLASS A SHARES (RIGHT OF ACCUMULATION/CUMULATIVE QUANTITY DISCOUNT)


A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares of Family Funds already owned. To determine if you qualify for a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares as well as those Class A shares of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares of the funds to determine the front-end sales charge that applies.


To qualify for the cumulative quantity discount on a purchase through a financial institution, when each purchase is made the investor or institution must provide Brinson Advisors with sufficient information

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Brinson Enhanced S&P 500 Fund            Brinson Enhanced Nasdaq-100 Fund


to verify that the purchase qualifies for the privilege or discount.








NOTE ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to Brinson Advisors or the fund. For more information, you should contact your investment professional or call 1-800-647-1568. If you want information on the funds' Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.


CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. The following investors are eligible to purchase Class Y shares:


 . Shareholders of the Class I shares of any Brinson Fund who held such shares as of the date the shares were redesignated Class Y sharess;


 . Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;


 . Retirement plan platforms/programs that include the funds' shares if the platform/program covers plan assets of at least $100 million;


 . Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;


 . Other investors as approved by the funds' Boards; and


 . Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio.




Class Y shares do not pay ongoing distribution or service fees. The ongoing expenses for Class Y shares are the lowest for all the classes.


BUYING SHARES

You can buy the funds' shares through your investment professional at a broker-dealer or other financial institution with which Brinson Advisors has a dealer agreement or through the funds' transfer agent as described below.


If you wish to invest in other Family Funds, you can do so by:


 . Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with Brinson Advisors);


 . Buying shares through the transfer agent as described below; or


 . Opening an account by exchanging shares from another Family Fund.




The funds and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of shares.


MINIMUM INVESTMENTS:
--------------------
 To open an account...................................................... $1,000
 To add to an account.................................................... $  100

Each fund may waive or reduce these amounts for:

 . Employees of Brinson Advisors or its affiliates; or


 . Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

Market Timers. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations-- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Brinson Advisors believes frequent trading would have a disruptive effect on the funds' ability to manage its investments, Brinson Advisors and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Brinson Advisors believes to be a market timer.


SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund

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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund


will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment.




If you hold your shares through a financial institution, you can sell shares by contacting your investment professional. If you purchased shares through the funds' transfer agent, you may sell them as explained below.


If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other Family Funds. You may not exchange Class Y shares.


You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the fund acquired in the exchange.


Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.


You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

If you hold your fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold your fund shares through the funds' transfer agent, you may exchange your shares as explained below.


A fund may modify or terminate the exchange privilege at any time.




TRANSFER AGENT


If you wish to invest in any of the Family Funds through the fund's transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check to the transfer agent.


You may also sell or exchange your shares by writing to the fund's transfer agent. Your letter must include:


 . Your name and address;


 . Your account number;





 . The name of the fund whose shares you are selling, and if exchanging shares, the name of the fund whose shares you want to buy;


 . The doller amount or number of shares you want to sell and/or exchange; and


 . A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker-dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund will not accept signature guarantees that are not part of these programs.


Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent, should be mailed to:



 PFPC Inc.

 Attn.: Brinson Mutual Funds

 P.O. Box 8950
 Wilmington, DE 19899.



You do not have to complete an application when you make additional investments in the same fund.


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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund



PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the fund accepts your order. If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the fund.



Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value debt securities that will mature in 60 days or less.

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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund




                                  Management

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INVESTMENT ADVISOR


Brinson Advisors, Inc. is the investment advisor and administrator for each fund. Brinson Advisors is located at 51 West 52nd Street, New York, New York, 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On September 30, 2001, Brinson Advisors was investment advisor, sub-advisor or manager of 24 investment companies with 58 separate portfolios and aggregate assets of approximately $66.3 billion.


DSI International Management, Inc., also a wholly owned asset management subsidiary of Brinson Advisors, Inc., is the sub-advisor for each fund. DSI is located at 301 Merritt 7, Norwalk, Connecticut 06851. As of September 30, 2001, DSI had over $3.9 billion in assets under management. Although DSI has been in the investment advisory business since 1988, it has not previously advised mutual funds.


PORTFOLIO MANAGER

DSI uses a team approach in its quantitative management of each fund's portfolio.

ADVISORY FEES

The funds pay fees to Brinson Advisors for its advisory and administration services at the following annual contract rates, expressed as a percentage of a fund's average daily net assets.


Enhanced S&P 500 Fund..................................................... 0.40%
Enhanced Nasdaq-100 Fund.................................................. 0.75%

REPLACEMENT OF SUB-ADVISOR


The funds have received an exemptive order from the SEC that permits the board to replace a sub-advisor by appointing an unaffiliated sub-advisor and to amend sub-advisory contracts with unaffiliated sub-advisors without obtaining shareholder approval.


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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund



ENHANCED S&P 500 FUND--ADDITIONAL INFORMATION ABOUT DSI

Performance information relating to DSI's proprietary enhanced S&P 500 strategy and the S&P 500 Index is set forth below. There is no comparable prior account performance for Enhanced Nasdaq-100 Fund.

Although Enhanced S&P 500 Fund is new and has no performance information to include in this prospectus, DSI will adhere to its proprietary enhanced S&P 500 strategy in selecting the fund's investments. The composite performance results for all private accounts with discretionary authority managed by DSI using this strategy since October 1, 1996 are provided in the bar chart and table below. These returns assume that all dividends have been reinvested. Because the private accounts and Enhanced S&P 500 Fund invest primarily in stocks included in the S&P 500 Index, returns for the S&P 500 Index also are shown. The S&P 500 Index is an unmanaged index of equity securities that is a measure of the U.S. stock market performance. While the total returns for the S&P 500 Index reflect the reinvestment of dividends, they do not reflect any sales charges or expenses, nor do they reflect transaction costs.

This performance information does not represent historical performance of Enhanced S&P 500 Fund, should not be considered a substitute for the fund's performance and should not be interpreted as predicting the fund's future performance. The private accounts have investment objectives, policies and investment strategies that are substantially similar to those of the fund. However, private accounts are not subject to certain investment and tax law limitations that are imposed on registered investment companies. These limitations are applicable to the fund and could cause its performance to be lower than that of similarly managed private accounts.

The performance information used in the following tables was obtained from the records maintained by DSI and adjusted by Brinson Advisors to reflect the estimated fees and expenses of Enhanced S&P 500 Fund.


BAR CHART: Composite Annual Total Returns of Private Accounts Managed with DSI Enhanced S&P 500 Strategy and Annual Total Returns of S&P 500 Index

-------
* The bar chart shows the effect on the Composite Annual Returns of Similar Accounts of the estimated annual expenses a Class A shareholder is expected to pay each year. The returns for the other classes of shares offered by the fund would differ because those classes do not have the same expenses. The bar chart does not reflect the effect of sales charges. If it did, the total returns shown would be lower.

TABLE: Composite Average Annual Total Returns of Private Accounts Managed with DSI Enhanced S&P 500 Strategy (adjusted to show the maximum sales load and estimated annual expenses of each class of shares) and Average Annual Total Returns of S&P 500 Index**

  DSI COMPOSITE AVERAGE
ANNUAL TOTAL
RETURNS OF SIMILAR
ACCOUNTS AS OF 12/31/00  CLASS A   CLASS B   CLASS C   CLASS Y   S&P 500 INDEX
-----------------------  -------   -------   -------   -------   -------------
One Year................ (12.98)%  (13.34)%  (11.23)%  (10.08)%     (9.10)%
Life (since 10/1/96)....  17.32%    17.56%    17.69%    18.45%       18.32%

-------
** The composite average annual total returns in the table reflects both maximum sales charges for the fund's Class A, B and C shares and the estimated annual expenses the shareholders of Class A, B, C and Y shares are expected to pay each year.

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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund




                              Dividends and Taxes

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DIVIDENDS

The funds normally declare and pay dividends, if any, annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of the fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your investment professional if you prefer to receive dividends in cash.


TAXES

The dividends that you receive from the funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange a fund's shares for shares of another Family Fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.


Each fund expects that its dividends will consist primarily of capital gain distributions. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. Each fund will tell you annually how you should treat its dividends for tax purposes.


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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund

                              Financial Highlights

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The following financial highlights tables are intended to help you understand the funds' financial performance for the life of each class. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).
This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose reports, along with funds' financial statements, are included in the funds' Annual Report to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647-1568.

ENHANCED S&P 500 FUND



                                                   ----------------------------
                                                             CLASS A
                                                   ----------------------------
                                                                 FOR THE PERIOD
                                                   FOR THE YEAR    APRIL 26,
                                                       ENDED      2000+ THROUGH
                                                   SEPTEMBER 30,  SEPTEMBER 30,
                                                       2001           2000
                                                   ------------- --------------
Net asset value, beginning of period.............     $  9.69        $10.00
                                                      -------        ------
Net investment income (loss).....................        0.03@         0.01
Net realized and unrealized
 losses from investments.........................       (2.61)@       (0.32)
                                                      -------        ------
Net decrease from investment operations..........       (2.58)        (0.31)
                                                      -------        ------
Dividends from net investment income.............       (0.02)          --
Distributions from net realized gains from
 investment transactions.........................       (0.02)          --
                                                      -------        ------
Total dividends and distributions................       (0.04)          --
                                                      -------        ------
Net asset value, end of period...................     $  7.07        $ 9.69
                                                      =======        ======
Total investment return(1).......................      (26.77)%       (3.10)%
                                                      =======        ======
Ratios/Supplemental Data:
Net assets, end of period (000's)................     $15,526        $8,197
Expenses to average net assets, net of waivers
 from adviser....................................        0.98%         0.98%*
Expenses to average net assets, before waivers
 from adviser....................................        1.31%         4.29%*
Net investment income (loss) to average net
 assets, net of waivers from adviser.............        0.37%         0.24%*
Net investment loss to average net assets, before
 waivers from adviser............................        0.04%        (3.05)%*
Portfolio turnover...............................          63%           74%

-------
*Annualized
+Commencement of operations.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.


#Actual amount is less than $(0.005) per share.


@Calculated using the average monthly shares outstanding for the year.



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Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund

                              Financial Highlights

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                                ENHANCED S&P 500 FUND
---------------------------------------------------------------------------------------
          CLASS B                       CLASS C                      CLASS Y
----------------------------- ---------------------------- ----------------------------
               FOR THE PERIOD               FOR THE PERIOD               FOR THE PERIOD
FOR THE YEAR     APRIL 26,    FOR THE YEAR     APRIL 26,   FOR THE YEAR    APRIL 26,
    ENDED       2000+ THROUGH     ENDED      2000+ THROUGH     ENDED      2000+ THROUGH
SEPTEMBER 30,   SEPTEMBER 30, SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,  SEPTEMBER 30,
    2001            2000          2001           2000          2001           2000
-------------  -------------- ------------- -------------- ------------- --------------
   $ 9.68          $10.00        $ 9.68         $10.00        $  9.71        $10.00
   ------          ------        ------         ------        -------        ------
     0.00 @#        (0.01)         0.00 @#       (0.01)          0.05 @        0.01
    (2.62)@         (0.31)        (2.62)@        (0.31)         (2.63)@       (0.30)
   ------          ------        ------         ------        -------        ------
    (2.62)          (0.32)        (2.62)         (0.32)         (2.58)        (0.29)
   ------          ------        ------         ------        -------        ------
      --              --          (0.01)           --           (0.02)          --
    (0.02)            --          (0.02)           --           (0.02)          --
   ------          ------        ------         ------        -------        ------
    (0.02)            --          (0.03)           --           (0.04)          --
   ------          ------        ------         ------        -------        ------
   $ 7.04          $ 9.68        $ 7.03         $ 9.68        $  7.09        $ 9.71
   ======          ======        ======         ======        =======        ======
   (27.13)%         (3.20)%      (27.16)%        (3.20)%       (26.65)%       (2.90)%
   ======          ======        ======         ======        =======        ======
   $9,596          $7,735        $7,796         $3,954        $21,235        $  615
     1.38%           1.38%*        1.38%          1.38%*         0.73%         0.73%*
     1.80%           4.88%*        1.75%          4.88%*         0.76%         4.23%*
    (0.05)%         (0.20)%*      (0.04)%        (0.21)%*        0.67%         0.41%*
    (0.47)%         (3.70)%*      (0.41)%        (3.71)%*        0.64%        (3.09)%*
       63%             74%           63%            74%            63%           74%


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                              Prospectus Page 23

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                              -------------------

Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund

                              Financial Highlights

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ENHANCED NASDAQ-100 FUND


                                                   ----------------------------
                                                             CLASS A
                                                   ----------------------------
                                                                 FOR THE PERIOD
                                                   FOR THE YEAR    APRIL 26,
                                                       ENDED      2000+ THROUGH
                                                   SEPTEMBER 30,  SEPTEMBER 30,
                                                       2001           2000
                                                   ------------- --------------
Net asset value, beginning of period.............     $  9.83       $ 10.00
                                                      -------       -------
Net investment loss..............................       (0.07)@       (0.04)
Net realized and unrealized losses from
 investments.....................................       (6.52)@       (0.13)
                                                      -------       -------
Net decrease from investment operations..........       (6.59)        (0.17)
                                                      -------       -------
Net asset value, end of period...................     $  3.24       $  9.83
                                                      =======       =======
Total investment return(1).......................      (67.04)%       (1.70)%
                                                      =======       =======
Ratios/Supplemental Data:
Net assets, end of period (000's)................     $12,187       $25,301
Expenses to average net assets, net of waivers
 from adviser....................................        1.28%         1.28%*
Expenses to average net assets, before waivers
 from adviser....................................        1.62%         2.07%*
Net investment loss to average net assets, net of
 waivers from adviser............................       (1.21)%       (1.25)%*
Net investment loss to average net assets, before
 waivers from adviser............................       (1.55)%       (2.04)%*
Portfolio turnover...............................          29%            5%

-------
*Annualized
+Commencement of operations.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return has not been annualized.


@ Calculated using the average monthly shares outstanding for the period.



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                              Prospectus Page 24

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                              -------------------

Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund

                              Financial Highlights

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                               ENHANCED NASDAQ-100 FUND
---------------------------------------------------------------------------------------
          CLASS B                       CLASS C                      CLASS Y
----------------------------- ---------------------------- ----------------------------
               FOR THE PERIOD               FOR THE PERIOD               FOR THE PERIOD
FOR THE YEAR     APRIL 26,    FOR THE YEAR     APRIL 26,   FOR THE YEAR    APRIL 26,
    ENDED       2000+ THROUGH     ENDED      2000+ THROUGH     ENDED      2000+ THROUGH
SEPTEMBER 30,   SEPTEMBER 30, SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,  SEPTEMBER 30,
    2001            2000          2001           2000          2001           2000
-------------  -------------- ------------- -------------- ------------- --------------
   $  9.80        $ 10.00        $  9.80       $ 10.00        $ 9.84         $10.00
   -------        -------        -------       -------        ------         ------
     (0.11)@        (0.06)         (0.11)@       (0.06)        (0.05)@        (0.03)
     (6.48)@        (0.14)         (6.48)@       (0.14)        (6.54)@        (0.13)
   -------        -------        -------       -------        ------         ------
     (6.59)         (0.20)         (6.59)        (0.20)        (6.59)         (0.16)
   -------        -------        -------       -------        ------         ------
   $  3.21        $  9.80        $  3.21       $  9.80        $ 3.25         $ 9.84
   =======        =======        =======       =======        ======         ======
    (67.24)%        (2.00)%       (67.24)%       (2.00)%      (66.97)%        (1.60)%
   =======        =======        =======       =======        ======         ======
   $16,299        $37,714        $13,663       $24,012        $1,151         $1,740
      2.03%          2.03%*         2.03%         2.03%*        1.03%          1.03%*
      2.42%          2.82%*         2.36%         2.82%*        1.40%          2.02%*
     (1.96)%        (2.00)%*       (1.96)%       (2.00)%*      (0.96)%        (1.00)%*
     (2.35)%        (2.79)%*       (2.29)%       (2.79)%*      (1.33)%        (1.99)%*
        29%             5%            29%            5%           29%             5%


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                              Prospectus Page 25

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                              -------------------

Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund




                                   Appendix

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX. Enhanced S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Brinson Advisors or the fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, which is determined, composed, and calculated by S&P without regard to Brinson Advisors or the fund. S&P has no obligation to take the needs of Brinson Advisors or the shareholders of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the timing of the issuance or sale of the fund's shares or the determination or calculation of the equation by which shares of the fund are priced or converted into cash. S&P has no obligation or liability in connection with the administration of the fund or the marketing or sale of the fund's shares.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL INFORMATION CONCERNING THE NASDAQ-100 INDEX. Enhanced Nasdaq-100 Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the fund. The Corporations make no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to the fund or Brinson Advisors is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to the fund or Brinson Advisors. Nasdaq has no obligation to take the needs of Brinson Advisors or the shareholders of the fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the timing of the issuance or sale of the fund's shares or the determination or calculation of the equation by which shares of the fund are priced or converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the fund's shares.


THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BRINSON ADVISORS, THE SHAREHOLDERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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                              Prospectus Page 26

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                              -------------------

Brinson Enhanced S&P 500 Fund             Brinson Enhanced Nasdaq-100 Fund




TICKER SYMBOL:           Enhanced S&P 500 Fund Class:    A: PESAX
                                                         B: PESBX
                                                         C: PESCX
                                                         Y: PESYX
                         Enhanced Nasdaq-100 Fund Class: A: PWNAX
                                                         B: PWNBX
                                                         C: PWNCX
                                                         Y: PWNYX


If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your investment professional. You may obtain free copies of the funds' annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.


You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the funds:

 . For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

 . Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov

Brinson Securities Trust


--Brinson Enhanced S&P 500 Fund


--Brinson Enhanced Nasdaq-100 Fund

Investment Company Act File No. 811-09745

(C) 2001 Brinson Advisors, Inc. All rights reserved.


                                  -----------
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                      BRINSON ENHANCED S&P 500 FUND


                     BRINSON ENHANCED NASDAQ-100 FUND

                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114

                      STATEMENT OF ADDITIONAL INFORMATION

   Brinson Enhanced S&P 500 Fund is a diversified series of Brinson Securities Trust ("Trust") and Brinson Enhanced Nasdaq-100 Fund is a non-diversified series of the Trust. The Trust is a professionally managed, open-end management investment company organized as a Delaware business trust.


   Brinson Advisors, Inc. ("Brinson Advisors"), an indirect wholly owned asset management subsidiary of UBS AG, serves as the investment advisor, administrator and principal underwriter for each fund. Brinson Advisors has appointed an affiliated investment advisor, DSI International Management, Inc. ("DSI" or "sub-advisor"), to serve as sub-advisor for each fund's investments. As principal underwriter for the funds, Brinson Advisors selects the dealers for the sale of fund shares.


   Portions of the funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the funds' Annual Report without charge by calling toll-free 1-800-647-1568.

   This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated November 5, 2001. A copy of the Prospectus may be obtained by calling your investment professional or by calling the funds toll-free at 1-800-647-1568. This SAI is dated November 5, 2001.


                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
    The Funds and Their Investment Policies..............................    2
    The Funds' Investments, Related Risks and Limitations................    3
    Strategies Using Derivative Instruments..............................    9
    Organization of the Trust; Trustees and Officers; Principal Holders
     and Management Ownership of Securities..............................   16
    Investment Advisory, Administration and Principal Underwriting
     Arrangements........................................................   26
    Portfolio Transactions...............................................   31
    Reduced Sales Charges, Additional Exchange and Redemption Information
     and Other Services..................................................   33
    Conversion of Class B Shares.........................................   36
    Valuation of Shares..................................................   36
    Performance Information..............................................   37
    Taxes................................................................   38
    Other Information....................................................   41
    Financial Statements.................................................   42

                    THE FUNDS AND THEIR INVESTMENT POLICIES

   Neither fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by the board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

   ENHANCED S&P 500 FUND has an investment objective of higher total return over the long term than the S&P 500 Index. The fund seeks to achieve its objective by investing primarily in a selection of common stocks that are included in the S&P 500 Index and weights its holdings of individual stocks based on its sub-advisor's proprietary enhanced S&P 500 strategy. The fund normally invests in approximately 250 to 500 stocks. Relative to the stock weightings in the S&P 500 Index, the fund overweights stocks that the model ranks positively and underweights stocks that the model ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the S&P 500 Index.


   The fund seeks to control the risk of its portfolio by maintaining an overall close correlation of at least 95% between its performance and the performance of the S&P 500 Index over time, with a relatively low tracking error. To maintain this close correlation, the fund gives each stock in its portfolio a weighting that is close to the S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry sector weighting and market capitalization.

   DSI monitors the fund's performance relative to the S&P 500 Index at least weekly. At least monthly, DSI reviews the fund's stock holdings and rebalances the fund's portfolio by increasing the weightings of the stocks that are more highly ranked by its model and reducing the weightings of the lower ranked stocks. If appropriate, DSI also buys or sells stocks for the fund to reflect the revised rankings.

   Under normal circumstances, the fund invests at least 65% of its total assets in common stocks that are included in the S&P 500 Index and usually invests a higher percentage of its total assets in these securities. For liquidity and cash management purposes, the fund may invest up to 35% of its total assets in short-term investment grade bonds and money market instruments, although it expects these investments usually to represent a much smaller portion of its total assets. The fund may invest in U.S. dollar denominated foreign securities that are included in the S&P 500 Index and traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

   The fund may invest up to 15% of its net assets in illiquid securities. It may purchase securities on a when-issued basis and may purchase or sell securities for delayed delivery. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its assets. The fund may borrow money for temporary or emergency purposes in an amount up to 33 1/3% of its total assets, including reverse repurchase agreements. See "Investment Limitations of the Funds" for more information regarding borrowings. The fund also may invest in securities of other investment companies and may sell securities short "against the box."


   ENHANCED NASDAQ-100 FUND has an investment objective of higher total return over the long term than the Nasdaq-100 Index. The fund seeks to achieve its objective by investing primarily in the common stocks that are included in the Nasdaq-100 Index and weighting its holdings of individual stocks based on its sub-advisor's proprietary enhanced Nasdaq-100 strategy. The fund normally invests in a majority of the stocks in the Nasdaq-100 Index. Relative to the stock weightings in the Nasdaq-100 Index, the fund overweights stocks that the model ranks positively and underweights stocks that the model ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the Nasdaq-100 Index.


   The fund seeks to control the risk of its portfolio by maintaining a general correlation of at least 90% between its performance and the performance of the Nasdaq-100 Index over time, with a relatively low tracking error. To maintain this general correlation, the fund gives each stock in its portfolio a weighting that is close to the Nasdaq-100 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry sector weighting and market capitalization.

   DSI monitors the fund's performance relative to the Nasdaq-100 Index at least weekly. At least monthly, DSI reviews the fund's stock holdings and rebalances the fund's portfolio by increasing the weightings of the stocks that are more highly ranked by its model and reducing the weightings of the lower ranked stocks. If appropriate, DSI also buys or sells stocks for the fund to reflect the revised rankings. If the Nasdaq-100 Index concentrates in a particular industry sector, the fund also will concentrate its assets in that sector. If the Nasdaq-100 Index ceases to concentrate in a particular industry sector, DSI would rebalance the fund's assets so that it also would cease to concentrate in that sector. The fund also expects to invest more than 5% of its total assets in the stocks of specific companies as needed generally to follow the weightings of those stocks in the Nasdaq-100 Index. The fund would not do so, however, if the investment would cause it to fail to qualify as a regulated investment company under the Internal Revenue Code.

   Under normal circumstances, the fund invests at least 65% of its total assets in common stocks that are included in the Nasdaq-100 Index and usually invests a higher percentage of its total assets in these securities. For liquidity and cash management purposes, the fund may invest up to 35% of its total assets in short-term investment grade bonds and money market instruments, although it expects these investments usually to represent a much smaller portion of its total assets. The fund may invest in U.S. dollar denominated foreign securities that are included in the Nasdaq-100 Index and traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

   The fund may invest up to 15% of its net assets in illiquid securities. It may purchase securities on a when-issued basis and may purchase or sell securities for delayed delivery. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its assets. The fund may borrow money for temporary or emergency purposes in an amount up to 33 1/3% of its total assets, including reverse repurchase agreements. See "Investment Limitations of the Funds" for more information regarding borrowing. The fund also may invest in securities of other investment companies and may sell securities short "against the box."


             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

   The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

   EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

   Preferred stock has certain fixed income features, like a bond, but is actually an equity security that is senior to a company's common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

   While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment.

   INVESTING IN FOREIGN SECURITIES. A fund may invest in U.S. dollar denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

   A fund may invest in foreign securities by purchasing American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of each fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

   ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

   Investment income and realized gains on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on the securities. Tax conventions between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject.


   ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those the sub-advisor has determined are liquid pursuant to guidelines established by the board. The assets used as cover for over-the-counter options written by a fund will be considered illiquid unless the options are sold to qualified dealers who agree that the fund may repurchase them at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.


   Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

   Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

   Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and a fund might be unable to dispose of them promptly or at favorable prices.

   The board has delegated the function of making day-to-day determinations of liquidity to the sub-advisor pursuant to guidelines approved by the board. The sub-advisor takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Brinson Advisors and the sub-advisor monitor the liquidity of restricted securities in each fund's portfolio and report periodically on such decisions to the board.


   Brinson Advisors and the sub-advisor also monitor each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason, (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), Brinson Advisors and the sub-advisor will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances, and Brinson Advisors and the sub-advisor, with the concurrence of the board, may determine that it is in the best interests of the fund and its shareholders to continue to hold the illiquid securities.


   MONEY MARKET INSTRUMENTS. Money market instruments in which a fund may invest include U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities; obligations of U.S. banks (including certificates of deposit and bankers' acceptances); interest-bearing savings deposits in U.S. commercial banks and savings associations; commercial paper and other short-term corporate obligations; variable- and floating-rate securities; and repurchase agreements; and securities of other investment companies that invest exclusively in money market instruments and similar private investment vehicles. In addition, a fund may hold cash and may invest in participation interests in the money market securities mentioned above to the extent that it is permitted to invest in money market instruments.

   U.S. GOVERNMENT SECURITIES. Government securities in which a fund may invest include direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Among the U.S. government securities that may be held by a fund are instruments that are supported by the full faith and credit of the United States and securities that are supported primarily or solely by the creditworthiness of the government-related issuer.

   REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

   Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by Brinson Advisors to present minimum credit risks.


   REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.


   Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

   COUNTERPARTIES. A fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Brinson Advisors, subject to the supervision of the funds' board, monitors and evaluates the creditworthiness of the parties with which the fund does business.


   LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Brinson Advisors deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Brinson Advisors. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Brinson Advisors. In determining whether to lend securities to a particular broker-dealer or institutional investor, Brinson Advisors will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. A fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in that fund's interest.


   Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS PaineWebber Inc. ("UBS PaineWebberSM"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services.

The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber acted as lending agent. UBS PaineWebber also has been approved as a borrower under each fund's securities lending program. (UBS PaineWebber is a service mark of UBS AG.)


   SHORT SALES "AGAINST THE BOX." Short sales of securities a fund owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns are known as short sales "against the box". To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a fund, and a fund is obligated to replace the securities borrowed at a date in the future. When a fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, a fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

   A fund might make a short sale "against the box" to hedge against market risks when the sub-advisor believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in a fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of securities a fund owns, either directly or indirectly, and in the case where a fund owns convertible securities, changes in the investment value or conversion premiums of such securities.


   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for "delayed delivery," i.e., for issuance or delivery to or by a fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile.


   A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian marked to market daily, in an amount at least equal to its obligations under the commitment. A fund may sell the right to acquire the security prior to delivery if the sub-advisor deems it advantageous to do so, which may result in a gain or loss to the fund.




   INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other investment companies, subject to limitations under the Investment Company Act of 1940, as amended ("Investment Company Act"). Among other things, these limitations currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investment in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including the securities of other investment companies. A fund may invest in the shares of other investment companies when, in the judgment of its sub-advisor, the potential benefits of the investment outweight the payment of any management fees and expenses.

INVESTMENT LIMITATIONS OF THE FUNDS

   FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowing limitation in fundamental limitation (2), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.


   Each fund will not:

   (1) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and provided that the fund will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in its benchmark index.

   (2) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

   (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

   (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

   (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

   (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

   In addition, Enhanced S&P 500 Fund will not:

   (7) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

   The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

   NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

   Each fund will not:

   (1) invest more than 15% of its net assets in illiquid securities.

   (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

   (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

   (4) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

   (5) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act or under the terms of an exemptive order granted by the SEC and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                    STRATEGIES USING DERIVATIVE INSTRUMENTS

   GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. The sub-advisor may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), and options on futures contracts. A fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the funds are described below.


   A fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If the sub-advisor is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, a fund may have lower net income and a net loss on the investment.


   Options on Equity and Debt Securities--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

   Options on Securities Indices--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

   Securities Index Futures Contracts--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, a contract is closed out prior to its expiration date.

   Interest Rate Futures Contracts--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

   Options on Futures Contracts--Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

   GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. A fund may use Derivative Instruments to simulate investment in its benchmark index while retaining a cash balance for management purposes, such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses. As part of its use of Derivative Instruments for cash management purposes, a fund may attempt to reduce the risk of adverse price movements ("hedge") in the securities of its benchmark index while investing cash received from investor purchases of fund shares or selling securities to meet shareholder redemptions. A fund may also use Derivative Instruments to reduce transaction costs and to facilitate trading.

   Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

   Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

   A fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a long straddle when the sub-advisor believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a short straddle when the sub-advisor believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.


   Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors. Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums.


   Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease a fund's exposure to different asset classes without buying or selling the underlying instruments. A fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

   The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

   In addition to the products, strategies and risks described below and in each fund's Prospectus, the funds' sub-advisor may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. The sub-advisor may use these opportunities for a fund to the extent that they are consistent with a fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.


   SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

   (1) Successful use of most Derivative Instruments depends upon the ability of a fund's investment sub-advisor to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While the sub-advisor is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.


   (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

   (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because the sub-advisor projected a decline in the price of a security in that fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, a fund could suffer a loss. In either such case, a fund would have been in a better position had it not hedged at all.


   (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If a fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a fund.

   COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose a fund to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

   Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of a fund's assets to cover positions or to segregated accounts could impede portfolio management or a fund's ability to meet redemption requests or other current obligations.

   OPTIONS. Each fund may purchase put and call options, and write (sell) covered put or call options on equity and debt securities and stock indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. A fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by a fund would be considered illiquid to the extent described under "The Funds' Investments, Related Risks and Limitations--Illiquid Securities."

   The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on debt securities are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contrast to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

   A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

   The funds may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on debt securities exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.

   The funds' ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. The funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the funds will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the funds, there is no assurance that a fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

   If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the a could cause material losses because that fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

   A fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

   FUTURES. The funds may purchase and sell stock index futures contracts and interest rate future contracts. A fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, a fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

   A fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.

   No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

   Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a fund's obligations to or from a futures broker. When a fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

   Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

   Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of futures or related options can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.


   If a fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

   Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

   LIMITATION ON THE USE OF FUTURES AND RELATED OPTIONS. A fund's use of futures and related options is governed by the following guideline, which can be changed by the board without shareholder vote:


   The aggregate initial margin and premiums on futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), excluding the amount by which options are "in-the-money," may not exceed 5% of a fund's net assets.

      ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS
                    AND MANAGEMENT OWNERSHIP OF SECURITIES

   The Trust was organized on December 23, 1999 as a business trust under the laws of Delaware. The Trust has two series and is governed by a board of trustees which oversees its operations and which is authorized to establish additional series. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value of $0.001 per share, of existing or future series.


   The trustees (sometimes referred to as "board members") and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:



                            POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE            TRUST                      DIRECTORSHIPS
 ---------------------    ---------------------  --------------------------------------
Margo N. Alexander**+;           Trustee         Mrs. Alexander is an executive vice
 54                                              president and a director of
                                                 UBS PaineWebber (since March 1984).
                                                 She was chief executive officer of
                                                 Brinson Advisors from January 1995 to
                                                 October 2000, a director (from January
                                                 1995 to September 2001) and chairman
                                                 (from March 1999 to September 2001) of
                                                 Brinson Advisors. Mrs. Alexander is a
                                                 director or trustee of 22 investment
                                                 companies for which Brinson Advisors,
                                                 UBS PaineWebber or one of their
                                                 affiliates serves as investment
                                                 advisor, sub-advisor or manager.

Richard Q. Armstrong; 66         Trustee         Mr. Armstrong is chairman and
R.Q.A. Enterprises                               principal of R.Q.A. Enterprises
One Old Church Road                              (management consulting firm) (since
Unit #6                                          April 1991 and principal occupation
Greenwich, CT 06830                              since March 1995). He is also a
                                                 director of AlFresh Beverages Canada,
                                                 Inc. (a Canadian Beverage subsidiary
                                                 of AlFresh Foods Inc.) (since October
                                                 2000). Mr. Armstrong was chairman of
                                                 the board, chief executive officer and
                                                 co-owner of Adirondack Beverages
                                                 (producer and distributor of soft
                                                 drinks and sparkling/still waters)
                                                 (October 1993-March 1995). He was a
                                                 partner of The New England Consulting
                                                 Group (management consulting firm)
                                                 (December 1992-September 1993). He was
                                                 managing director of LVMH U.S.
                                                 Corporation (U.S. subsidiary of the
                                                 French luxury goods conglomerate,
                                                 Louis Vuitton Moet Hennessey
                                                 Corporation) (1987-1991) and chairman
                                                 of its wine and spirits subsidiary,
                                                 Schieffelin & Somerset Company (1987-
                                                 1991). Mr. Armstrong is a director or
                                                 trustee of 22 investment companies for
                                                 which Brinson Advisors, UBS
                                                 PaineWebber or one of their affiliates
                                                 serves as investment advisor, sub-
                                                 advisor or manager.

                           POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE           TRUST                      DIRECTORSHIPS
 ---------------------   ---------------------  --------------------------------------
David J. Beaubien; 67           Trustee         Mr. Beaubien is chairman of Yankee
101 Industrial Road                             Environmental Systems, Inc., a
Turners Falls, MA 01376                         manufacturer of meteorological
                                                measuring systems. Prior to January
                                                1991, he was senior vice president of
                                                EG&G, Inc., a company which makes and
                                                provides a variety of scientific and
                                                technically oriented products and
                                                services. He is also director of IEC
                                                Electronics, Inc., a manufacturer of
                                                electronic assemblies. From 1985 to
                                                January 1995, Mr. Beaubien served as a
                                                director or trustee on the boards of
                                                the Kidder, Peabody & Co. Incorporated
                                                mutual funds. Mr. Beaubien is a
                                                director or trustee of 22 investment
                                                companies for which Brinson Advisors,
                                                UBS PaineWebber or one of their
                                                affiliates serves as investment
                                                advisor, sub-advisor or manager.

E. Garrett Bewkes,        Trustee and Chairman  Mr. Bewkes serves as a consultant to
 Jr.*+; 75                         of           UBS PaineWebber (since May 1999).
                         the Board of Trustees  Prior to November 2000, he was a
                                                director of Paine Webber Group Inc.
                                                ("PW Group," fomerly the holding
                                                company of UBS PaineWebber and Brinson
                                                Advisors) and prior to 1996, he was a
                                                consultant to PW Group. Prior to 1988,
                                                he was chairman of the board,
                                                president and chief executive officer
                                                of American Bakeries Company. Mr.
                                                Bewkes is a director of Interstate
                                                Bakeries Corporation. Mr. Bewkes is a
                                                director or trustee of 32 investment
                                                companies for which Brinson Advisors,
                                                UBS PaineWebber or one of their
                                                affiliates serves as investment
                                                advisor, sub-advisor or manager.

                           POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE           TRUST                      DIRECTORSHIPS
 ---------------------   ---------------------  --------------------------------------
 Richard R. Burt; 54            Trustee         Mr. Burt is chairman of IEP Advisors,
 1275 Pennsylvania Ave,                         LLP (international investments and
 N.W.                                           consulting firm) (since March 1994)
 Washington, DC 20004                           and a partner of McKinsey & Company
                                                (management consulting firm)
                                                (since 1991). He is also a director of
                                                Archer-Daniels-Midland Company
                                                (agricultural commodities), Hollinger
                                                International Company (publishing),
                                                six investment companies in the
                                                Deutsche Bank family of funds, nine
                                                investment companies in the Flag
                                                Investors family of funds, The Central
                                                European Fund, Inc. and The Germany
                                                Fund, Inc., vice chairman of Anchor
                                                Gaming (provides technology to gaming
                                                and wagering industry) (since July
                                                1999) and chairman of Weirton Steel
                                                Corp. (makes and finishes steel
                                                products) (since April 1996). He was
                                                the chief negotiator in the Strategic
                                                Arms Reduction Talks with the former
                                                Soviet Union (1989-1991) and the U.S.
                                                Ambassador to the Federal Republic of
                                                Germany (1985-1989). Mr. Burt is a
                                                director or trustee of 22 investment
                                                companies for which Brinson Advisors,
                                                UBS PaineWebber or one of their
                                                affiliates serves as investment
                                                advisor, sub-advisor or manager.

 Meyer Feldberg; 59             Trustee         Mr. Feldberg is Dean and Professor of
 Columbia University                            Management of the Graduate School of
 101 Uris Hall                                  Business, Columbia University. Prior
 New York, NY 10027                             to 1989, he was president of the
                                                Illinois Institute of Technology. Dean
                                                Feldberg is also a director of
                                                Primedia Inc. (publishing), Federated
                                                Department Stores, Inc. (operator of
                                                department stores), Revlon, Inc.
                                                (cosmetics) and Select Medical Inc.
                                                (healthcare services). Dean Feldberg
                                                is a director or trustee of 30
                                                investment companies for which Brinson
                                                Advisors, UBS PaineWebber or one of
                                                their affiliates serves as investment
                                                advisor, sub-advisor or manager.

 George W. Gowen; 72            Trustee         Mr. Gowen is a partner in the law firm
 666 Third Avenue                               of Dunnington, Bartholow & Miller.
 New York, NY 10017                             Prior to May 1994, he was a partner in
                                                the law firm of Fryer, Ross & Gowen.
                                                Mr. Gowen is a director or trustee of
                                                30 investment companies for which
                                                Brinson Advisors, UBS PaineWebber or
                                                one of their affiliates serves as
                                                investment advisor, sub-advisor or
                                                manager.

                           POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE           TRUST                      DIRECTORSHIPS
 ---------------------   ---------------------  --------------------------------------
William W. Hewitt****,          Trustee         Mr. Hewitt is retired. Since 1988, he
Jr.; 73                                         has served as a director or trustee on
c/o Brinson Advisors,                           the boards of the Guardian Life
Inc.                                            Insurance Company mutual funds. From
51 West 52nd Street                             1990 to January 1995, Mr. Hewitt
New York, NY 10019-6114                         served as a director or trustee on the
                                                boards of the Kidder, Peabody & Co
                                                Incorporated mutual funds. From 1986-
                                                1988, he was an executive vice
                                                president and director of mutual
                                                funds, insurance and trust services of
                                                Shearson Lehman Brothers Inc. From
                                                1976-1986, he was president of Merrill
                                                Lynch Funds Distributor, Inc. Mr.
                                                Hewitt is a director or trustee of 22
                                                investment companies for which Brinson
                                                Advisors, UBS PaineWebber or one of
                                                their affiliates serves as investment
                                                advisor, sub-advisor or manager.

Morton Janklow; 71              Trustee         Mr. Janklow is senior partner of
598 Madison Avenue                              Janklow & Nesbit Associates, an
Princeton, NJ 08540                             international literary agency
                                                representing leading authors in their
                                                relationships with publishers and
                                                motion picture, television and multi-
                                                media companies, and of counsel to the
                                                law firm of Janklow & Ashley. Mr.
                                                Janklow is a director or trustee of 22
                                                investment companies for which Brinson
                                                Advisors, UBS PaineWebber or one of
                                                their affiliates serves as investment
                                                advisor, sub-advisor or manager.

                           POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE           TRUST                      DIRECTORSHIPS
 ---------------------   ---------------------  --------------------------------------
 Frederic V. Malek; 64          Trustee         Mr. Malek is chairman of Thayer
 1455 Pennsylvania Ave,                         Capital Partners (merchant bank) and
 N.W.                                           chairman of Thayer Hotel Investors
 Suite 350                                      III, Thayer Hotel Investors II and
 Washington, DC 20004                           Lodging Opportunities Fund (hotel
                                                investment partnerships). From January
                                                1992 to November 1992, he was campaign
                                                manager of Bush-Quayle '92. From 1990
                                                to 1992, he was vice chairman and,
                                                from 1989 to 1990, he was president of
                                                Northwest Airlines Inc. and NWA Inc.
                                                (holding company of Northwest Airlines
                                                Inc.). Prior to 1989, he was employed
                                                by the Marriott Corporation (hotels,
                                                restaurants, airline catering and
                                                contract feeding), where he most
                                                recently was an executive vice
                                                president and president of Marriott
                                                Hotels and Resorts. Mr. Malek is also
                                                a director of Aegis Communications,
                                                Inc. (tele-services), American
                                                Management Systems, Inc. (management
                                                consulting and computer related
                                                services), Automatic Data Processing,
                                                Inc., (computing services), CB Richard
                                                Ellis, Inc. (real estate services),
                                                FPL Group, Inc. (electric services),
                                                Classic Vacation Group (packaged
                                                vacations), Manor Care, Inc. (health
                                                care), and Northwest Airlines Inc. Mr.
                                                Malek is a director or trustee of 22
                                                investment companies for which Brinson
                                                Advisors, UBS PaineWebber or one of
                                                their affiliates serves as investment
                                                advisor, sub-advisor or manager.

 Carl W. Schafer; 65            Trustee         Mr. Schafer is president of the
 66 Witherspoon Street,                         Atlantic Foundation (charitable
 #1100                                          foundation). He is a director of Labor
 Princeton, NJ 08542                            Ready, Inc. (temporary employment),
                                                Roadway Express, Inc. (trucking), The
                                                Guardian Group of Mutual Funds, the
                                                Harding, Loevner Funds, E.I.I. Realty
                                                Trust (investment company), Electronic
                                                Clearing House, Inc. (financial
                                                transactions processing), Frontier Oil
                                                Corporation and Nutraceutix, Inc.
                                                (biotechnology company). Prior to
                                                January 1993, he was chairman of the
                                                Investment Advisory Committee of the
                                                Howard Hughes Medical Institute. Mr.
                                                Schafer is a director or trustee of 22
                                                investment companies for which Brinson
                                                Advisors, UBS PaineWebber or one of
                                                their affiliates serves as investment
                                                advisor, sub-advisor or manager.

                                                            BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE     POSITION WITH THE TRUST                DIRECTORSHIPS
 ---------------------   ---------------------------- --------------------------------------
William D. White; 67                  Trustee         Mr. White is retired. From February
P.O. Box 199                                          1989 through March 1994, he was
Upper Black Eddy, PA                                  president of the National League of
18972                                                 Professional Baseball Clubs. Prior to
                                                      1989, he was a television sportscaster
                                                      for WPIX-TV, New York. Mr. White
                                                      served on the Board of Directors of
                                                      Centel from 1989 to 1993 and until
                                                      recently on the board of directors of
                                                      Jefferson Banks Incorporated,
                                                      Philadelphia, PA. Mr. White is a
                                                      director or trustee of 22 investment
                                                      companies for which Brinson Advisors,
                                                      UBS PaineWebber or one of their
                                                      affiliates serves as investment
                                                      advisor, sub-advisor or manager.

T. Kirkham Barneby*; 55            Vice President     Mr. Barneby is a managing director and
                                                      chief investment officer--quantitative
                                                      investments of Brinson Advisors.
                                                      Mr. Barneby is a vice president of nine
                                                      investment companies for which Brinson
                                                      Advisors, UBS PaineWebber or one of
                                                      their affiliates serves as investment
                                                      advisor, sub-advisor or manager.

Thomas Disbrow***; 35            Vice President and   Mr. Disbrow is a director and a senior
                                Assistant Treasurer   manager of the mutual fund finance
                                                      department of Brinson Advisors. Prior
                                                      to November 1999, he was a vice
                                                      president of Zweig/Glaser Advisers.
                                                      Mr. Disbrow is a vice president and
                                                      assistant treasurer of 22 investment
                                                      companies for which Brinson Advisors,
                                                      UBS PaineWebber or one of their
                                                      affiliates serves as investment
                                                      advisor, sub-advisor or manager.

Amy R. Doberman**; 39    Vice President and Secretary Ms. Doberman is an executive director and the general counsel of Brinson
                                                      Advisors. From December 1996 through
                                                      July 2000, she was general counsel of
                                                      Aeltus Investment Management, Inc.
                                                      Prior to working at Aeltus,
                                                      Ms. Doberman was a Division of
                                                      Investment Management Assistant Chief
                                                      Counsel at the SEC. Ms. Doberman is a
                                                      vice president and secretary of 22
                                                      investment companies and secretary of
                                                      two investment companies for which
                                                      Brinson Advisors, UBS PaineWebber or
                                                      one of their affiliates serves as
                                                      investment advisor, sub-advisor or
                                                      manager.

                          POSITION WITH THE        BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE          TRUST                    DIRECTORSHIPS
 ---------------------   ------------------- --------------------------------------
John J. Holmgren*****;     Vice President    Mr. Holmgren is a managing director of
62                                           Brinson Advisors (since August 2000).
                                             Mr. Holmgren is also president, chief
                                             executive officer and a director of
                                             DSI. He is a vice president of two
                                             investment companies for which Brinson
                                             Advisors, UBS PaineWebber or one of
                                             their affiliates serves as investment
                                             advisor, sub-advisor or manager.

John J. Holmgren,          Vice President    Mr. Holmgren is a managing director of
Jr.*****; 40                                 Brinson Advisors (since August 2000).
                                             Mr. Holmgren is also executive vice
                                             president, chief operating officer, a
                                             portfolio manager and a director of
                                             DSI. Prior to January 1997, he was
                                             president of DSC Data Services, Inc.,
                                             a consulting firm. Mr. Holmgren is a
                                             vice president of two investment
                                             companies for which Brinson Advisors,
                                             UBS PaineWebber or one of their
                                             affiliates serves as investment
                                             advisor, sub-advisor or manager.

Kevin J. Mahoney***; 36  Vice President and  Mr. Mahoney is a director and a senior
                         Assistant Treasurer manager of the mutual fund finance
                                             department of Brinson Advisors. From
                                             August 1996 through March 1999, he was
                                             the manager of the mutual fund
                                             internal control group of Salomon
                                             Smith Barney. Mr. Mahoney is a vice
                                             president and assistant treasurer of
                                             22 investment companies for which
                                             Brinson Advisors, UBS PaineWebber or
                                             one of their affiliates serves as
                                             investment advisor, sub-advisor or
                                             manager.

Emil Polito*; 41           Vice President    Mr. Polito is an executive director
                                             and head of investment support and
                                             mutual fund services of Brinson
                                             Advisors. From July 2000 to October
                                             2000, he was a senior manager of
                                             investment systems at Dreyfus Corp.
                                             Prior to July 2000, Mr. Polito was a
                                             senior vice president and director of
                                             operations and control for Brinson
                                             Advisors. Mr. Polito is a vice
                                             president of 22 investment companies
                                             for which Brinson Advisors, UBS
                                             PaineWebber or one of their affiliates
                                             serves as investment advisor, sub-
                                             advisor or manager.

                           POSITION WITH THE          BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE           TRUST                      DIRECTORSHIPS
 ---------------------   ---------------------  --------------------------------------
Paul H. Schubert***; 38    Vice President and   Mr. Schubert is an executive director
                               Treasurer        and head of the mutual fund finance
                                                department of Brinson Advisors. Mr.
                                                Schubert is a vice president and
                                                treasurer of 22 investment companies
                                                and treasurer and principal accounting
                                                officer of 2 investment
                                                companies for which Brinson Advisors,
                                                UBS PaineWebber or one of their
                                                affiliates serves as investment
                                                advisor, sub-advisor or manager.

Brian M. Storms*; 47           President        Mr. Storms is chief executive officer
                                                (since October 2000) and president of
                                                Brinson Advisors (since March 1999).
                                                Mr. Storms was president of Prudential
                                                Investments (1996-1999). Prior to
                                                joining Prudential Investments he was
                                                a managing director at Fidelity
                                                Investments. Mr. Storms is president
                                                of 22 investment companies and
                                                president and trustee of 2 investment
                                                companies for which, Brinson Advisors,
                                                UBS PaineWebber or one of their
                                                affiliates serves as investment
                                                advisor, sub-advisor or manager.

Keith A. Weller**; 40      Vice President and   Mr. Weller is a director and senior
                          Assistant Secretary   associate general counsel of Brinson
                                                Advisors. Mr. Weller is a vice
                                                president and assistant secretary of
                                                22 investment companies for which
                                                Brinson Advisors, UBS PaineWebber or
                                                one of their affiliates serves as
                                                investment advisor, sub-advisor or
                                                manager.

--------
*This person's business address is 51 West 52nd Street, New York, New York
   10019-6114.

**This person's business address is 1285 Avenue of the Americas, New York, New
   York 10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.


****Address for mailing purposes only.


*****This person's business address is 301 Merritt 7, Norwalk, Connecticut
   06851.


+ Mrs. Alexander and Mr. Bewkes are "interested persons" of each fund as defined in the Investment Company Act by virtue of their positions with Brinson Advisors and/or UBS PaineWebber.


   Each board member who is not an "interested person" receives, in the aggregate from Brinson and PACE Select mutual funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson and vice chairperson of the Audit and Contract Review Committee receives annually $12,500 and $7,500, respectively. The chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such mutual funds (or each relevant mutual fund in the case of a special meeting) pro rata based on the mutual funds' relative net assets at the end of the calendar quarter preceding the date of payment. No officer, director or employee of Brinson Advisors or one of its affiliates presently receives any compensation from the fund for acting as a board member or officer.

   The table below includes certain information relating to the compensation of the current board members and the compensation of those board members from all the funds for which Brinson Advisors or UBS PaineWebber served as an investment advisor, sub-advisor or manager during the periods indicated.


                              COMPENSATION TABLE+


                                        ESTIMATED ANNUAL    TOTAL COMPENSATION
                                     AGGREGATE COMPENSATION FROM THE TRUST AND
        NAME OF PERSON, POSITION        FROM THE TRUST*     THE FUND COMPLEX**
        ------------------------     ---------------------- ------------------
    Richard Q. Armstrong,
     Trustee........................         $3,560              $108,232
    David J. Beaubien,
     Trustee***.....................              0                69,000
    Richard R. Burt,
     Trustee........................          2,960               108,232
    Meyer Feldberg,
     Trustee........................          5,559               173,982
    George W. Gowen,
     Trustee........................          3,500               173,982
    William W. Hewitt,
     Trustee***.....................              0                75,000
    Morton L. Janklow,
     Trustee***.....................              0                65,000
    Frederic V. Malek,
     Trustee........................          3,560               108,232
    Carl W. Schafer,
     Trustee........................          3,560               106,372
    William D. White,
     Trustee***.....................              0                65,000

--------

+ Only independent board members are compensated by the funds for which Brinson Advisors or UBS PaineWebber serves as investment advisor, sub-advisor or manager; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation.


* Represents fees paid to each board member indicated during the fiscal year ended September 30, 2001.


** Represents fees paid during the calendar year ended December 31, 2000 to each board member by: (a) 33 investment companies in the case of Messrs. Armstrong, Burt, Malek and Schafer; (b) 37 investment companies in the case of Messrs. Feldberg and Gowen; and (c) one investment company in the case of Messrs. Beaubien, Hewitt, Janklow and White for which Brinson Advisors, UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager. None of these funds has a bonus, pension, profit sharing or retirement plan.


*** This person did not commence serving on the Trust's board until September
    2001 and therefore did not receive compensation from the Trust during the fiscal year ended September 30, 2001.

           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

   As of October 15, 2001, trustees and officers of the Trust owned in the aggregate less than 1% of the outstanding shares of any class of a fund.


   As of October 15, 2001, the following shareholders were shown in the funds' records as owning 5% or more of any class of a fund's shares.



                                                  PERCENTAGE OF CLASS A SHARES
    NAME AND ADDRESS*                             OWNED AS OF SEPTEMBER 30, 2001
    -----------------                            -------------------------------
    ENHANCED S&P 500 FUND
    Phoenix Employees Retirement Trust..........             12.35%

    ENHANCED NASDAQ-100 FUND
     William Cadogan............................              5.99%
     The Cullen Trust for Health Care...........              5.18%

                                                  PERCENTAGE OF CLASS Y SHARES
    NAME AND ADDRESS*                             OWNED AS OF SEPTEMBER 30, 2001
    -----------------                            -------------------------------
    ENHANCED S&P 500 FUND
    State Street Bank & Trust Co.
     FBO USAA Deferred Compensation.............             70.57%
    The Jim & Sally Barksdale Unitrust
     UTA DTD 02-06-96...........................              8.43%
    John David Barksdale........................              7.01%

--------

* The shareholders listed may be contacted c/o Brinson Advisors, Inc., Attn. Compliance Department, 51 West 52nd Street, New York, NY 10019-6114.

  INVESTMENT ADVISORY, ADMINISTRATION AND PRINCIPAL UNDERWRITING ARRANGEMENTS


   INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Brinson Advisors acts as the investment advisor and administrator of each fund pursuant to a contract ("Advisory Contract") with the Trust. Under the Advisory Contract, Enhanced S&P 500 Fund pays Brinson Advisors a fee, computed daily and paid monthly, at the annual rate of 0.40% of average daily net assets and Enhanced Nasdaq-100 Fund pays Brinson Advisors a fee, computed daily and paid monthly, at the annual rate of 0.75% of average daily net assets.


   During the fiscal year ended September 30, 2001 and the period April 26, 2000 (commencement of operations) through September 30, 2000, Brinson Advisors earned (or accrued) advisory and administration fees in the amounts set forth below:



                                                                FOR THE PERIOD
                                                                APRIL 26, 2000
                                           FISCAL YEAR ENDED       THROUGH
                                           SEPTEMBER 30, 2001 SEPTEMBER 30, 2000
                                           ------------------ ------------------
Enhanced S&P 500 Fund.....................    $    180,596      $       29,561
                                                 ($118,750       (all of which
                                               was waived)         was waived)
Enhanced Nasdaq-100 Fund..................    $    565,835      $      214,036
                                                 ($266,174           ($163,021
                                               was waived)         was waived)


   Under the terms of the Advisory Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by Brinson Advisors. Expenses borne by each fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Brinson Advisors; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of a fund's shares under federal and/or state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the Trust or Brinson Advisors; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or fund for violation of any law;
(10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; (18) costs of mailing, stationery and communications equipment; (19) expenses incident to any dividend, withdrawal or redemption options; (20) charges and expenses of any outside pricing service used to value portfolio securities;
(21) interest on borrowings of the fund; and (22) fees or expenses related to license agreements with respect to securities indices.


   Under the Advisory Contract, Brinson Advisors will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Brinson Advisors in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory

Contract terminates automatically for a fund upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities, on 60 days' written notice to Brinson Advisors or by Brinson Advisors on 60 days' written notice to the fund.


   The Advisory Contract authorizes Brinson Advisors to retain one or more sub-advisors but does not require Brinson Advisors to do so. Under separate sub-advisory contracts (each a "Sub-Advisory Contract") DSI International Management, Inc. serves as sub-advisor for each fund. Under the applicable Sub-Advisory Contract, Brinson Advisors (not the fund) pays DSI a fee in the annual amount of 0.20% of average daily net assets for Enhanced S&P 500 Fund and 0.35% of average daily net assets for Enhanced Nasdaq-100 Fund.


   During the fiscal year ended September 30, 2001 and the period April 26, 2000 (commencement of operations) through September 30, 2000, Brinson Advisors (not the funds) paid DSI sub-advisory fees in the amounts set forth below:


                                                                FOR THE PERIOD
                                                                APRIL 26, 2000
                                           FISCAL YEAR ENDED       THROUGH
                                           SEPTEMBER 30, 2001 SEPTEMBER 30, 2000
                                           ------------------ ------------------
Enhanced S&P 500 Fund.....................      $ 90,298           $ 5,912
Enhanced Nasdaq-100 Fund..................       264,056            74,913


   Under each Sub-Advisory Contract, DSI will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, a fund, its shareholders or Brinson Advisors in connection with each Sub-Advisory Contract, except any liability to any of them to which DSI would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations and duties under each Sub-Advisory Contract.


   Each Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities on 60 days' notice to DSI, or by DSI on 120 days' notice to Brinson Advisors. Each Sub-Advisory Contract also may be terminated by Brinson Advisors (1) upon material breach by DSI of its representations and warranties, which breach shall not have been cured within a 20 day period after notice of the breach, (2) if DSI becomes unable to discharge its duties and obligations under the Sub-Advisory Contract; or (3) upon 120 days' notice to DSI.


   SECURITIES LENDING. During the fiscal year ended September 30, 2001, the funds did not participate in the securities lending program and so therefore paid (or accrued) no fees to UBS PaineWebber for its services as securities lending agent.


   PERSONAL TRADING POLICIES. The funds, Brinson Advisors and DSI each has adopted a code of ethics under Rule 17j-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.


   PRINCIPAL UNDERWRITING ARRANGEMENTS. Brinson Advisors acts as the principal underwriter of each class of shares of each fund pursuant to a principal underwriting contract with the Trust ("Distribution Contract") which requires Brinson Advisors to use its best efforts, consistent with its other businesses, to sell shares of the funds. Shares of each fund are offered continuously. Brinson Advisors has entered into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell the funds' shares.


   Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of each fund adopted in the manner prescribed by Rule 12b-1 under the Investment Company Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), each fund pays Brinson Advisors a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan and the Class C Plan, Enhanced S&P 500 Fund pays Brinson Advisors a distribution fee, accrued daily and payable monthly, at the annual rate of 0.40% of the average daily net assets of the Class B shares and Class C shares, respectively. Under the Class B Plan and the Class C Plan, Enhanced Nasdaq-100 Fund pays Brinson Advisors a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the applicable class of shares, respectively. There is no distribution plan with respect to the funds' Class Y shares, and the funds pay no service or distribution fees with respect to their Class Y shares.


   Brinson Advisors uses the service fees under the Plans for Class A, Class B and Class C shares primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by each dealer. Each dealer then compensates its investment professionals for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts, including related overhead expenses.


   Brinson Advisors uses the distribution fees under the Class B and Class C Plans to offset the commissions it pays to PaineWebber for selling each fund's Class B and Class C shares, respectively, and to offset its marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses and other shareholder materials to prospective investors. Brinson Advisors also may use distribution fees to pay additional compensation to dealers and to offset other costs allocated to Brinson Advisors' distribution activities.


   Brinson Advisors compensates investment professionals when Class B and Class C shares are bought by investors, as well as on an ongoing basis.


   Brinson Advisors receives the proceeds of the initial sales charge paid when Class A and Class C shares are bought and of the contingent deferred sales charge paid upon sales of Class A, Class B and Class C shares. These proceeds also may be used to cover distribution expenses.


   The Plans and the Principal Underwriting Contract specify that each fund must pay service-and distribution-related fees to Brinson Advisors for its service and distribution activities, not as reimbursement for specific expenses incurred. Therefore, even if Brinson Advisors' expenses for the fund exceed the service or distribution fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if Brinson Advisors' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Brinson Advisors' sole responsibility and not that of the funds. Annually, the board of each fund reviews the Plans and Brinson Advisors' corresponding expenses for each class of shares of the funds separately from the Plans and expenses attributable to the other classes of shares.


   Among other things, each Plan provides that (1) Brinson Advisors will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the applicable class of a fund and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.


   In reporting amounts expended under the Plans to the trustees, Brinson Advisors allocates expenses attributable to the sale of each class of a fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of a fund's shares will not be used to subsidize the sale of any other class of fund shares.

   The funds paid (or accrued) the following service and/or distribution fees to Brinson Advisors under the Class A, Class B and Class C plans during the fiscal year ended September 30, 2001:



                                                      ENHANCED      ENHANCED
                                                    S&P 500 FUND NASDAQ-100 FUND
                                                    ------------ ---------------
    Class A........................................   $ 32,783      $ 62,829
    Class B........................................     67,423       275,490
    Class C........................................     49,649       207,414


   Brinson Advisors estimates that it incurred the following shareholder service-related and distribution-related expenses with respect to the fund during the fiscal year ended September 30, 2001:



                                                    ENHANCED      ENHANCED
                                                  S&P 500 FUND NASDAQ-100 FUND
                                                  ------------ ---------------
    CLASS A
    Marketing and advertising....................   $98,788       $118,100
    Amortization of commissions..................       --             --
    Printing of Prospectuses and SAIs............     1,580          1,114
    Branch network costs allocated and interest
     expense.....................................    26,252         47,048
    Service fees paid to investment
     professionals...............................    12,458         23,875

    CLASS B
    Marketing and advertising....................    78,182        128,640
    Amortization of commissions..................    50,204        125,055
    Printing of Prospectuses and SAIs............     1,490          1,661
    Branch network costs allocated and interest
     expense.....................................    28,009         78,608
    Service fees paid to investment
     professionals...............................     9,854         26,171

    CLASS C
    Marketing and advertising....................    56,892         98,434
    Amortization of commissions..................    11,609         59,115
    Printing of Prospectuses and SAIs............       762          1,057
    Branch network costs allocated and interest
     expense.....................................    15,954         39,300
    Service fees paid to investment
     professionals...............................     7,257         19,704


   "Marketing and advertising" includes various internal costs allocated by Brinson Advisors to its efforts at distributing each fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Brinson Advisors. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various departments involved in the distribution of each fund's shares, including the retail branch system of UBS PaineWebber, the sole dealer for the funds' shares during this period and "service fees paid to investment professionals" represents compensation paid by UBS PaineWebber to its financial advisors.


   In approving each fund's overall Flexible Pricing/SM/ system of distribution, the board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

   In approving the Class A Plan, the Class B Plan and the Class C Plan for each fund, the board considered all the features of the distribution system and the anticipated benefits to the funds and their shareholders. With regard to each Plan, the board considered (1) the conditions under which initial sales charges and/or contingent deferred sales charges would be imposed and the amount of such charges, (2) Brinson Advisors' belief that the different combinations of initial sales charges, contingent deferred sales charges, service fees and distribution fees would be attractive to dealers and investment professionals, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the funds' assets and potential continued growth, (4) the services provided to the funds and their shareholders by Brinson Advisors, (5) the services provided by dealers pursuant to each dealer agreement with Brinson Advisors and (6) Brinson Advisors' shareholder service-related and, where applicable, distribution-related expenses and costs. With respect to the Class B Plan, the board members also recognized that Brinson Advisors' willingness to compensate dealers without the concomitant receipt by Brinson Advisors of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.










   With respect to each Plan, the board considered for each fund all compensation that Brinson Advisors would receive under the Plan and the Principal Underwriting Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Brinson Advisors under each Plan in that Brinson Advisors would receive service, distribution, advisory and administration fees that are calculated based upon a percentage of the average net assets of each fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.


   Under the Principal Underwriting Contract and prior similar principal underwriting contracts between the fund and Brinson Advisors for the Class A shares for the periods set forth below, Brinson Advisors earned the following approximate amounts of sales charges and retained the following approximate amounts, net of reallowances to UBS PaineWebber as dealer.



                                                                FOR THE PERIOD
                                                                APRIL 26, 2000
                                           FISCAL YEAR ENDED       THROUGH
                                           SEPTEMBER 30, 2001 SEPTEMBER 30, 2000
                                           ------------------ ------------------
   ENHANCED S&P 500 FUND
     Earned...............................      $ 64,925           $ 94,542
     Retained.............................        44,704             72,823
   ENHANCED NASDAQ-100 FUND
     Earned...............................      $205,364           $491,131
     Retained.............................       133,222            312,353


    Brinson Advisors earned and retained the following contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended September 30, 2001:



                                                             ENHANCED  ENHANCED
                                                             S&P 500  NASDAQ-100
                                                               FUND      FUND
                                                             -------- ----------
Class A..................................................... $   --    $    --
Class B.....................................................  42,044    215,509
Class C.....................................................   6,687     23,836

                            PORTFOLIO TRANSACTIONS

   Subject to policies established by the board, the sub-advisor is responsible for the execution of each fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, the sub-advisor seeks to obtain the best net results for a fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the sub-advisor generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The funds may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.


   During the fiscal year ended September 30, 2001 and the period April 26, 2000 (commencement of operations) through September 30, 2000, the funds paid the following brokerage commissions:



                                                                FOR THE PERIOD
                                                                APRIL 26, 2000
                                           FISCAL YEAR ENDED       THROUGH
                                           SEPTEMBER 30, 2001 SEPTEMBER 30, 2000
                                           ------------------ ------------------
Enhanced S&P 500 Fund.....................      $43,651            $39,372
Enhanced Nasdaq-100 Fund..................       39,006             21,755


   The funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through affiliates of the investment advisor and Brinson Advisors, including UBS PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to any other affiliated broker are reasonable and fair. Specific provisions in the Advisory Contract authorize Brinson Advisors and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


   During the fiscal year ended September 30, 2001 and the period April 26, 2000 (commencement of operations) through September 30, 2000, the funds paid no brokerage commissions to UBS PaineWebber.


   Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The funds' procedures in selecting FCMs to execute transactions in futures contracts, including procedures permitting the use of affiliates of Brinson Advisors and the investment advisor are similar to those in effect with respect to brokerage transactions in securities.


   In selecting brokers, the sub-advisor will consider the full range and quality of a broker's services. Consistent with the interests of the funds and subject to the review of the board, the sub-advisor may cause a fund to purchase and sell portfolio securities through brokers who provide the sub-advisor with brokerage or research services. A fund may pay those brokers a higher commission than may be charged by other brokers, provided that the sub-advisor determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of the sub-advisor to that fund and its other clients.


   Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.

   For the fiscal year ended September 30, 2001, the funds directed no portfolio transactions to brokers chosen because they provide research, analysis, advice and similar services.


   For purchases or sales with broker-dealer firms that act as principal, the sub-advisor seeks best execution. Although the sub-advisor may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. The sub-advisor may consider the sale of shares of the funds or other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the funds, subject to Brinson Advisors' duty to seek best execution. The sub-advisor may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.


   Research services and information received from brokers or dealers are supplemental to the sub-advisor's own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which a fund effect securities transactions may be used by the sub-advisor in advising other funds or accounts and, conversely, research services furnished to the sub-advisor by brokers or dealers in connection with other funds or accounts that it advises may be used in advising a fund.


   Investment decisions for a fund and for other investment accounts managed by the sub-advisor are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the funds.


   The funds will not purchase securities that are offered in underwritings in which UBS PaineWebber, Brinson Advisors or any of their affiliates is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that UBS PaineWebber, Brinson Advisors or any of their affiliates not participate in or benefit from the sale to the funds.


   As of September 30, 2001, Enhanced Nasdaq-100 Fund did not own securities issued by its regular broker-dealers and Enhanced S&P 500 Fund owned securities issued by its regular broker-dealers as follows:


ENHANCED S&P 500 FUND


    ISSUER                                            TYPE OF SECURITY  VALUE
    ------                                            ---------------- --------
    Bear Stearns Co., Inc. ..........................   Common Stock   $ 25,005
    Charles Schwab Corp. ............................   Common Stock     56,925
    Lehman Brothers Holdings, Inc. ..................   Common Stock     73,905
    Merrill Lynch & Co., Inc. .......................   Common Stock    150,220
    Morgan Stanley Dean Witter & Co. ................   Common Stock    324,450
    T. Rowe Price & Associates, Inc. ................   Common Stock     17,580

   PORTFOLIO TURNOVER. Each fund's annual portfolio turnover rate may vary greatly from year to year but will not be a limiting factor in the funds' operations. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

   The funds' portfolio turnover rates for the periods shown were:



                             FISCAL YEAR ENDED  FOR THE PERIOD APRIL 26, 2000
    FUND                     SEPTEMBER 30, 2001  THROUGH SEPTEMBER 30, 2000
    ----                     ------------------ -----------------------------
    Enhanced S&P 500 Fund...        63%                      74%
    Enhanced Nasdaq-100
     Fund...................        29%                       5%


           REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                        INFORMATION AND OTHER SERVICES

   WAIVERS OF SALES CHARGES--CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:





   . Acquire shares in connection with a reorganization pursuant to which a fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

   . Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.





   REINSTATEMENT PRIVILEGE--CLASS A SHARES. Shareholders who have redeemed Class A shares of a fund may reinstate their account without a sales charge by notifying the transfer agent, PFPC Inc. ("PFPC") of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption will be taxable regardless of whether the reinstatement privilege is exercised, however a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption will also be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Taxes--Special Rule for Class A Shareholders" below.


   PURCHASES OF CLASS A SHARES THROUGH THE UBS PAINEWEBBER INSIGHTONE/SM/ PROGRAM. Investors who purchase shares through the UBS PaineWebber InsightOne/SM/ Program are eligible to purchase Class A shares without a sales load. The UBS PaineWebber InsightOne/SM/ Program offers a nondiscretionary brokerage account to investors for an asset-based fee at an annual rate of up to 1.50% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions or other markups/markdowns.


   PAYMENTS BY BRINSON ADVISORS--CLASS B SHARES. For purchases of Class B shares in amounts of less than $99,999, your broker is paid an up-front commission equal to 4% of the amount sold. For purchases of Class B shares in amounts of $100,000 up to $249,999, your broker is paid an up-front commission of 3.25%, and in amounts of $250,000 to $499,999, your broker is paid an up-front commission equal to 2.5% of the amount sold. For purchases of Class B shares in amounts of $500,000 to $999,999, your broker is paid an up-front commission equal to 1.75% of the amount sold.

   PAYMENTS BY BRINSON ADVISORS--CLASS Y SHARES. Class Y shares are sold without sales charges and do not pay ongoing 12b-1 distribution or service fees. As principal underwriter of the Class Y shares, Brinson Advisors may, from time to time, make payments out of its own resources to dealers who sell Class Y shares of the Family Funds ("Family Funds" include Brinson funds, PACE Select funds and other funds for which Brinson Advisors or any of its affiliates serve as principal underwriter).


   PURCHASES OF CLASS Y SHARES THROUGH THE PACESM MULTI ADVISOR PROGRAM. An investor who participates in the PACESM Multi Advisor Program is eligible to purchase Class Y shares. The PACESM Multi Advisor Program is an advisory program sponsored by UBS PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACESM Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.50% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your UBS PaineWebber Financial Advisor or UBS PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi Advisor Program.




   PURCHASES AND SALES OF CLASS Y SHARES FOR PARTICIPANTS IN UBS PW 401(K) PLUS PLAN. The trustee of the UBS PW 401(k) Plus Plan, a defined contribution plan for employees of UBS PaineWebber and certain of its affiliates, buys and sells Class Y shares of the funds that are included as investment options under the Plan to implement the investment choices of individual participants with respect to their Plan contributions. Individual Plan participants should consult the Summary Plan Description and other plan material of the UBS PW 401(k) Plus Plan (collectively, "Plan Documents") for a description of the procedures and limitations applicable to making and changing investment choices. Copies of the Plan Documents are available from the Benefits Connection, 100 Halfday Road, Lincolnshire, IL 60069 or by calling 1-888-PWEBBER (1-888-793-2237). As described in the Plan Documents, the price at which Class Y shares are bought and sold by the trustee of UBS PW 401(k) Plus Plan might be more or less than the price per share at the time the participants made their investment choices.


   ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the funds may be exchanged for shares of the corresponding class of other Family Funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with a fund's investment objective, policies and restrictions.


   If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing a fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

   The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

   FINANCIAL INSTITUTIONS. A fund may authorize financial institutions or their agents to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. A fund will be deemed to have received these purchase and redemption orders when a financial institution or its agent accepts them. Like all customer orders, these orders will be priced based on a fund's net asset value next computed after receipt of the order by the financial institution or their agents. Financial Institution may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.


   AUTOMATIC INVESTMENT PLAN CLASS A, CLASS B AND CLASS C SHARES. Brinson Advisors or your investment professional may offer an automatic investment plan with a minimum initial investment of $1,000 through which a fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund's Class A, Class B or Class C shares. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the plan, the investor will purchase more shares when a fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, since an automatic investment plan involves continuous investing regardless of price level, a shareholder should consider his or her financial ability to continue purchases through periods of both low and high price levels. A shareholder should also consider whether a large, single investment in Class B or Class C shares would qualify for Class A sales load reductions.


   AUTOMATIC CASH WITHDRAWAL PLAN--CLASS A, CLASS B AND CLASS C SHARES. The automatic cash withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their Family Fund accounts. Minimum balances and withdrawals vary according to the class of shares:


   . Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

   . Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

   Withdrawals under the automatic cash withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.


   An investor's participation in the automatic cash withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the automatic cash withdrawal plan), less aggregate redemptions made other than pursuant to the automatic cash withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A and Class C shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, your investment professional will arrange for redemption by the funds of sufficient fund shares to provide the withdrawal payments specified by participants in a fund's automatic cash withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the automatic cash withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to your investment professional or PFPC. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish an automatic cash withdrawal plan from their investment professionals or PFPC at 1-800-647-1568.


   INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs in which purchases of Family Funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisors.


   TRANSFER OF ACCOUNTS. If investors holding Class A, Class B, Class C, or Class Y shares of a fund in a brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a dealer agreement with Brinson Advisors relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.



                         CONVERSION OF CLASS B SHARES

   Class B shares of a fund will automatically convert to Class A shares of that fund, based on the relative net asset value per share of each class, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth, fourth, third or second anniversary (depending on the amount of shares purchased) of the initial issuance of those Class B shares. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (1) the date on which the Class B shares were issued or
(2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.



                              VALUATION OF SHARES

   Each fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently, the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


   Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the sub-advisor as the primary market. Securities traded in the over-the-counter market and listed on The Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board.

                            PERFORMANCE INFORMATION

   The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   TOTAL RETURN CALCULATIONS. Average annual total return quotes
("Standardized Return") used in the funds' Performance Advertisements are calculated according to the following formula:

   P(1 + T)n = ERV
   where:  P = a hypothetical initial payment of $1,000 to purchase shares of a specified class
           T = average annual total return of shares of that class n = number of years
         ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

   Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter of prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A and Class C shares, the maximum sales charge 5.5% (3% for Enhanced S&P 500 Fund) and 1%, respectively is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.


   The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

   The following tables show performance information for each class of the funds' shares outstanding for the periods indicated.

                             ENHANCED S&P 500 FUND


      CLASS                          CLASS A    CLASS B    CLASS C    CLASS Y
    (INCEPTION DATE)                (4/26/00)  (4/26/00)  (4/26/00)  (4/26/00)
    ----------------                ---------  ---------  ---------  ---------
    Year ended September 30, 2001:
      Standardized Return*.........  (28.97)%   (29.31)%   (28.38)%   (26.65)%
      Non-Standardized Return......  (26.77)%   (27.13)%   (27.16)%   (26.65)%
    Inception to September 30,
     2001:
      Standardized Return*.........  (22.99)%   (23.26)%   (22.22)%   (21.12)%
      Non-Standardized Return......  (21.33)%   (21.62)%   (21.68)%   (21.12)%

                           ENHANCED NASDAQ-100 FUND


      CLASS                             CLASS A   CLASS B   CLASS C    CLASS Y
    (INCEPTION DATE)                   (4/26/00) (4/26/00) (4/26/00)  (4/26/00)
    ----------------                   --------- --------- ---------  ---------
    Year ended September 30, 2001:
      Standardized Return*............  (68.85)%  (68.88)%  (67.90)%   (66.97)%
      Non-Standardized Return.........  (67.04)%  (67.24)%  (67.24)%   (66.97)%
    Inception to September 30, 2001:
      Standardized Return*............  (56.28)%  (56.02)%   (55.13)%  (54.43)%
      Non-Standardized Return.........  (54.53)%  (54.75)%   (54.82)%  (54.43)%

--------

* All Standardized Return figures for Class A and Class C shares reflect deduction of the current maximum sales charge of 5.5% (3% for Enhanced S&P 500 Fund) and 1%, respectively. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class Y shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for both standardized return and non-standardized return for the periods indicated.


   OTHER INFORMATION. In Performance Advertisements, the funds may compare their Standardized Return and/or its Non-Standardized Return with data published by Lipper Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual funds ("Morningstar"), or with the performance of recognized stock, bond and other indices and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals.






   Ratings may include criteria relating to portfolio characteristics in addition to performance information. In connection with a ranking, a fund may also provide additional information with respect to the ranking, such as the particular category to which it relates, the number of funds in the category, the criteria on which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.



                                     TAXES

   BACKUP WITHHOLDING. Each fund is required to withhold up to 30.5% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or Brinson Advisors or the applicable dealer with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.


   SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of fund shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis in the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of either fund's shares for shares of another Family Fund generally will have similar tax consequences. In addition, if a fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.


   SPECIAL RULE FOR CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of a fund or another Family Fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the Family Fund shares subsequently acquired.

   CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.

   QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each fund intends to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These additional requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer.


   By qualifying as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders). By qualifying for treatment as a RIC, each fund (but not its shareholders) will be relieved of federal income tax on the part of the investment company taxable income that it distributes to shareholders. If a fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.



   OTHER INFORMATION. Dividends and other distributions a fund declares in December of any year that are payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January.

   A portion of the dividends from each fund's investment company taxable income (whether paid in cash or in fund additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends a fund receives from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.


   If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

   Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

   The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from options and futures the fund derives with respect to its business of investing in securities will qualify as permissible income under the Income Requirements.


   Offsetting positions in any actively traded security, option or futures contract entered into or held by the fund may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a fund's gains and losses with respect to positions of the straddle by requiring, among other things, that
(1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) a fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the funds, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).


   When a covered call option written (sold) by a fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a fund is exercised, the fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

   If a fund has an "appreciated financial position"--generally, an interest (including an interest through an option, futures or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

   The foregoing is only a general summary of some of the important federal tax considerations generally affecting the funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and other distributions therefrom.

                               OTHER INFORMATION

   DELAWARE BUSINESS TRUST. The Trust is an entity of the type commonly known as a Delaware business trust. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or the funds. However, the Trust's trust instrument disclaims shareholder liability for acts or obligations of the Trust or its series (the funds) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from each fund's property for all losses and expenses of any series shareholder held personally liable for the obligations of the funds. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which Brinson Advisors believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.


   Delaware law gives shareholders of the Trust the right to obtain a current list of the names and last known mailing address of the Trust's other shareholders, subject to reasonable standards established by the board governing the time, location and expense of providing the relevant information and documents.

   CLASSES OF SHARES. The funds consist of Class A shares, Class C shares and Class Y shares. Class B shares include Sub-Class B-1 shares, Sub-Class B-2 shares, Sub-Class B-3 shares and Sub-Class B-4 shares. A share of each class of each fund represents an identical interest in its investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of a fund will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, Class B, Class C and Class Y shares will differ.


   VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the trustees of the Trust. The shares of a fund will be voted together, except that only the shareholders of a particular class of a fund may vote on matters affecting only that class, such as the terms of a rule 12b-1 Plan as it relates to the class.


   The funds do not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of the trustee at the written request of holders of 10% of the outstanding shares of the Trust.

   CLASS-SPECIFIC EXPENSES. Each fund may determine to allocate certain of its expenses to the specific classes of that fund's shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

   PRIOR NAMES. Prior to June 4, 2001, the Trust was known as "Mitchell Hutchins Securities Trust" and the funds were known as "PaineWebber Enhanced S&P 500 Fund" and "PaineWebber Enhanced Nasdaq-100 Fund."


   CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for each fund. PFPC, a subsidiary of PNC Bank, N.A., serves as each fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

   COUNSEL. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the funds. Dechert also acts as counsel to Brinson Advisors in connection with other matters.


   AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.

                             FINANCIAL STATEMENTS

   The funds' Annual Report to shareholders for the fiscal year ending September 30, 2001 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.


(C)2001 Brinson Advisors, Inc. All rights reserved.


                                                                    Brinson

                                                           Enhanced S&P 500 Fund

                                                        Enhanced Nasdaq-100 Fund




--------------------------------------------------------------------------------

                                             Statement of Additional Information

                                                           November 5, 2001


--------------------------------------------------------------------------------

                           PART C. OTHER INFORMATION
                           -------------------------

Item 23.  Exhibits
          --------
(1)  (a)  Trust Instrument 1/
                           --

     (b)  Amendment to Trust Instrument effective February 8, 2000 2/
                                                                   --
     (c)  Certificate of Amendment to the Trust Instrument (filed herewith)

     (d)  Certificate of Amendment to the Trust Instrument (filed herewith)

(2)  (a)  By-Laws 1/
                  --
     (b)  Certificate of Amendment to By-Laws (filed herewith)

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/
                         --
(4)  (a)  Investment Advisory and Administration Contract 4/
                                                          --
     (b) Sub-Advisory Contract with DSI International Management, Inc. relating to Brinson Enhanced S&P 500 Fund 4/
                                           --

     (c) Sub-Advisory Contract with DSI International Management, Inc. relating to Brinson Enhanced Nasdaq-100 Fund 4/
                                              --
(5)  (a)  Distribution Contract  4/
                                 --
     (b)  Dealer Agreement 4/
                           --
     (c)  Form of Selected Dealer Agreement 5/
                                            --

(6)  Bonus, profit sharing or pension plans - none

(7)  Custodian Agreement 4/
                         --

(8)  Form of Transfer Agency Agreement 4/
                                       --
(9)  Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)


(11) Financial statements omitted from Part B - none

(12) Letter of Investment Intent 2/


                                 --
(13) (a)  Rule 12b-1 Plan of Distribution with respect to Class A Shares 4/
                                                                         --
     (b)  Rule 12b-1 Plan of Distribution with respect to Class B Shares 4/
                                                                         --
     (c)  Rule 12b-1 Plan of Distribution with respect to Class C Shares 4/
                                                                         --
(14) Multiple Class Plan pursuant to Rule 18f-3 (filed herewith)

(15) (a) Code of Ethics for Registrant, its investment advisor and its principal underwriter 4/
                                --
     (b)  Code of Ethics for Registrant's sub-advisor 4/
                                                      --
(16) (a) Powers of Attorney for Mrs. Alexander and Feldberg, Gowen, Hewitt, Janklow, Schafer, Messrs. Armstrong, Beaubien, Bewkes, Burt, Storms, and White 6/
                    --
     (b)  Powers of Attorney for Messrs. Malek and Schubert 7/
                                                            --


----------------

1/ Incorporated by Registrant's initial registration statement, -- SEC File No. 333-94065, filed December 23, 1999.

2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the -- registration statement, SEC File No. 333-94065, filed March 7, 2000.

3/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's -- Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

4/  Incorporated by reference from Post-Effective Amendment No. 1
--  to the registration statement, SEC File No. 333-94065, filed
    January 31, 2001.

5/ Incorporated by reference from Post-Effective Amendment No. 44 -- to the registration statement of Brinson Master Series, Inc.,
    SEC File No. 33-2524, filed June 27, 2001.

6/  Incorporated by reference from Post-Effective Amendment No. 6
-- to the registration statement of Brinson Index Trust, SEC File No. 333-27917, filed September 28, 2001.

7/  Incorporated by reference from Post-Effective Amendment No. 7
-- to the registration statement of Brinson Index Trust, SEC File No. 333-27917, filed October 31, 2001.


Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

     None.

Item 25.  Indemnification
          ---------------

     Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

     Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

     Section 9 of the Investment Advisory and Administration Contract ("Advisory Contract") with Brinson Advisors, Inc. ("Brinson Advisors") provides that Brinson Advisors shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Brinson Advisors in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Section 13 of the Advisory Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory Contract and that Brinson Advisors shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

     Section 9 of the Principal Underwriting Contract provides that the Trust will indemnify Brinson Advisors and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Brinson Advisors to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Principal Underwriting Contract also provides that Brinson Advisors agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Brinson Advisors for use in the Registration Statement or arising out of an agreement between Brinson Advisors and any retail dealer, or arising out of supplementary literature or advertising used by Brinson Advisors in connection with the Principal Underwriting Contract. Section 10 of the Principal Underwriting Contract contains provisions similar to Section 10 of the Advisory Contract, with respect to Brinson Advisors and other broker-dealers, as appropriate.

     Section 9 of the Dealer Agreement with UBS PaineWebber Inc. ("UBS PaineWebber") contains provisions similar to Section 9 of the Principal Underwriting Contract, with respect to UBS PaineWebber. Section 3 of the form of Selected Dealer Agreement also contains provisions similar to Section 9 of the Principal Underwriting Contract with respect to the applicable dealer.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

     Brinson Advisors, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. Brinson Advisors is primarily engaged in providing investment management, administration and distribution services. Information as to the officers and directors of Brinson Advisors is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27.  Principal Underwriters
          ----------------------

(a) Brinson Advisors serves as principal underwriter and/or investment advisor for the following other investment companies:

            2002 TARGET TERM TRUST INC.
            ALL-AMERICAN TERM TRUST INC.
            BRINSON FINANCIAL SERVICES GROWTH FUND INC.
            BRINSON INDEX TRUST
            BRINSON INVESTMENT TRUST
            BRINSON MANAGED INVESTMENTS TRUST
            BRINSON MASTER SERIES, INC.
            BRINSON MONEY SERIES
            BRINSON SECURITIES TRUST
            BRINSON SERIES TRUST
            GLOBAL HIGH INCOME DOLLAR FUND INC.
            INSURED MUNICIPAL INCOME FUND INC.
            INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
            LIQUID INSTITUTIONAL RESERVES

            MANAGED HIGH YIELD PLUS FUND INC.
            PAINEWEBBER PACE SELECT ADVISORS TRUST
            STRATEGIC GLOBAL INCOME FUND, INC.
            UBS PAINEWEBBER CASHFUND, INC.
            UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
            UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
            UBS PAINEWEBBER RMA MONEY FUND, INC.
            UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

(b) Brinson Advisors is the Registrant's principal underwriter. The directors and officers of Brinson Advisors, their principal business addresses and their positions and offices with Brinson Advisors are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Brinson Advisors who also serve as trustees or officers of the Registrant.



Name                               Positions and Offices With Registrant        Positions and Offices With Underwriter
---------------------------------  -------------------------------------  ---------------------------------------------------
Margo N. Alexander**               Trustee                                Director of Brinson Advisors

Brian M. Storms*                   President                              Chief Operating Officer and President of Brinson
                                                                          Advisors

T. Kirkham Barneby*                Vice President                         Managing Director and Chief Investment Officer --
                                                                          Quantitative Investments of Brinson Advisors

Thomas Disbrow***                  Vice President and Assistant           Director and a Senior Manager of the Mutual Fund
                                   Treasurer                              Finance Department of Brinson Advisors

Amy R. Doberman**                  Vice President and Secretary           Executive Director and General Counsel of Brinson
                                                                          Advisors

Kevin J. Mahoney***                Vice President and Assistant           Director and a Senior Manager of the Mutual Fund
                                   Treasurer                              Finance Department of Brinson Advisors

Emil Polito*                       Vice President                         Executive Director and Head of Investment Support
                                                                          and Mutual Fund Services of Brinson Advisors

Paul H. Schubert***                Vice President and Treasurer           Executive Director and Head of the Mutual Fund
                                                                          Finance Department of Brinson Advisors

Keith A. Weller**                  Vice President and Assistant           Director and Senior Associate General Counsel of
                                   Secretary                              Brinson Advisors


--------------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
*** This person's business address is Newport Center III, 499 Washington Blvd., Jersey City, New Jersey 07310-1998.


(c)  None

Item 28.  Location of Accounts and Records
          --------------------------------

     The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Brinson Advisors, Inc. at 1285 Avenue of the Americas, New York, New York 10019-6028 and 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  Management Services
          -------------------

     Not applicable.

Item 30.  Undertakings
          ------------

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 31st day of October, 2001.

                              BRINSON SECURITIES TRUST


                              By: /s/  Amy R. Doberman
                                 --------------------------
                              Amy R. Doberman
                              Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                        Title                               Date
----------------------------------------------  ----------------------------------------  ---------------------------

  /s/  Margo N. Alexander                       Trustee                                   November 1, 2001
----------------------------------------------
Margo N. Alexander*

  /s/  Richard Q. Armstrong                     Trustee                                   November 1, 2001
----------------------------------------------
Richard Q. Armstrong*

  /s/  David J. Beaubien                        Trustee                                   November 1, 2001
----------------------------------------------
David J. Beaubien*

  /s/  E. Garrett Bewkes, Jr.                   Trustee and Chairman                      November 1, 2001
----------------------------------------------  of the Board of Trustees
E. Garrett Bewkes, Jr.*

  /s/  Richard R. Burt                          Trustee                                   November 1, 2001
----------------------------------------------
Richard R. Burt*

  /s/  Meyer Feldberg                           Trustee                                   November 1, 2001
----------------------------------------------
Meyer Feldberg*

  /s/  George W. Gowen                          Trustee                                   November 1, 2001
----------------------------------------------
George W. Gowen*

  /s/  William W. Hewitt, Jr.                   Trustee                                   November 1, 2001
----------------------------------------------
William W. Hewitt, Jr.*

  /s/  Morton Janklow                           Trustee                                   November 1, 2001
----------------------------------------------
Morton Janklow*

  /s/ Frederic V. Malek                          Trustee                                   November 1, 2001
----------------------------------------------
Frederic V. Malek**

  /s/  Carl W. Schafer                           Trustee                                   November 1, 2001
----------------------------------------------
Carl W. Schafer*

  /s/  William D. White                          Trustee                                   November 1, 2001
----------------------------------------------
William D. White*

  /s/ Brian M. Storms                            President                                 November 1, 2001
----------------------------------------------
Brian M. Storms***

  /s/ Paul H. Schubert                          Vice President and Treasurer              November 1, 2001
----------------------------------------------
Paul H. Schubert****


* Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of Brinson Index Trust,
    SEC File No. 333-27917, filed September 28, 2001.

** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 20, 2001 and incorporated by reference from Post Effective Amendment No. 7 to the Registration Statement of Brinson Index Trust, SEC File No. 333-27917, filed October 31, 2001.

*** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated
    September 25, 2001 and incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of Brinson Index Trust, SEC File No. 333-27917, filed September 28, 2001.

****Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated
    September 25, 2001 and incorporated by reference from Post Effective Amendment No. 7 to the Registration Statement of Brinson Index Trust, SEC File No. 333-27917, filed October 31, 2001.

                            BRINSON SECURITIES TRUST

                                 EXHIBIT INDEX
                                 -------------


Exhibit
Number
------

 (1)(c) Certificate of Amendment to the Trust Instrument

 (1)(d) Certificate of Amendment to the Trust Instrument

 (2)(b) Certificate of Amendment to By-Laws

 (9)    Opinion and consent of counsel

(10)    Other opinions, appraisals, rulings and consents:  Auditor's consent

(14)    Multiple Class Plan pursuant to Rule 18f-3